             As filed with the Securities and Exchange Commission
                               on March 6, 1998
                      Registration No. 33-42927; 811-6419

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [_]

                  Post-Effective Amendment No. 42        [X]

                                      And

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]

                               Amendment No. 43     [X]
                       (Check appropriate box or boxes)
                           ________________________

                            STAGECOACH FUNDS, INC.
              (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                         Little Rock, Arkansas  72201
         (Address of Principal Executive Offices, including Zip Code)
                          __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                         Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[_]   Immediately upon filing pursuant       [_]   on _________ pursuant
      to Rule 485(b), or                           to Rule 485(b)

[X]   60 days after filing pursuant          [_]   on _________ pursuant
      to Rule 485(a)(1), or                        to Rule 485(a)(1)

[_]   75 days after filing pursuant          [_]   on ___________pursuant
      to Rule 485(a)(2), or                        to Rule 485(a)(2)

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     This Post-Effective Amendment to the Registration Statement of Stagecoach Funds, Inc. is being filed to register the new Class B shares of the Company's Short-Intermediate U.S. Government Income Fund.

     This Amendment does not affect the Registration Statement for other class shares of the Short-Intermediate U.S. Government Income Fund, or the Registration Statement for any other Fund of the Company.

                             STAGECOACH FUNDS, INC.
                             ----------------------
                             Cross Reference Sheet
                             ---------------------

Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------
1               Cover Page
2               Summary of Expenses
3               Financial Highlights
                How to Read the Financial Highlights
4               General Investment Risks
                Key Information
                Organization and Management of the Funds
                Short-Intermediate U.S. Government Income Fund
5               Organization and Management of the Funds
                Summary of Expenses
6               A Choice of Share Classes
                Additional Services and Other Information
7               A Choice of Share Classes
                Additional Services and Other Information
                Reduced Sales Charges
                Your Account
8               A Choice of Share Classes
                Additional Services and Other Information
                Reduced Sales Charges
                Your Account
9               Not Applicable

Part B          Statement of Additional Information Captions
------          --------------------------------------------
10              Cover Page
11              Table of Contents
12              Historical Fund Information
13              Additional Permitted Investment Activities
                Appendix
                Investment Restrictions
                Risk Factors
14              Management
15              Management
16              Fund Expenses
                Independent Auditors
                Management
17              Portfolio Transactions
18              Capital Stoock
                Other
19              Additional Purchase and Redemption Information
                Determination of Net Asset Value
20              Federal Income Taxes
21              Management
22              Performance Calculations
23              Financial Information

Part C          Other Information
------          -----------------

24-32 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

May __, 1998

================================================================================

                                                             STAGECOACH FUNDS(R)

Stagecoach Short-Intermediate
U.S. Government
Income Fund

Prospectus
Class B
                              Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if the Fund's goals match your own.


                              These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission, any state securities commission or any other regulatory authority, nor have any of these authorities passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                              Fund shares are NOT deposits or other obligations
                              of, or issued, endorsed or guaranteed by, Wells
                              Fargo Bank, N.A. ("Wells Fargo Bank"), or any of
                              its affiliates. Fund shares are NOT insured or
                              guaranteed by the U.S. Government, the Federal
Investment Advisor            Deposit Insurance Corporation ("FDIC"), the
and Administrator:            Federal Reserve Board or any other governmental
                              agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN
Wells Fargo Bank              RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Distributor and
Co-Administrator:

Stephens Inc.

================================================================================

       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus    1

================================================================================

About This Prospectus

--------------------------------------------------------------------------------

What is a prospectus?

A prospectus provides you with the information you need in order to make an informed investment decision. It describes how the Fund operates and invests its assets and also contains fee and expense information.

What is different about this Prospectus?

We have rewritten our Prospectus in "Plain English" and grouped some of the most important Fund information together to make it easier to read and understand.


How is the Fund information organized?

After important summary information and the expense fee table, the Fund's investment objective and financial highlights are presented. The icons below tell you where various types of information about the Fund can be found.


                              Important information you should look for:

--------------------------------------------------------------------------------

[GRAPHIC]                     Investment Objective and Investment Policies

                              What is the Fund trying to achieve? How do we intend to invest your money? Look for the arrow icon to find out.

--------------------------------------------------------------------------------

[GRAPHIC]                     Permitted Investments

                              A summary of the Fund's key permitted investments and practices.

--------------------------------------------------------------------------------

[GRAPHIC]                     Important Risk Factors

                              What are key risk factors about this Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.

--------------------------------------------------------------------------------

[GRAPHIC]                     Additional Fund Facts

                              Provides additional information about the Fund.

--------------------------------------------------------------------------------


Why is italicized print used throughout this Prospectus?


Words appearing in italicized print and highlighted in color are defined in the
                   ----------
Glossary.


What else do I need to understand about the Fund?


The Fund has a "Statement of Additional Information" that supplements the disclosures made in this Prospectus. You may also want to review the most recent Annual or Semi-Annual Report. You can order copies of these documents without charge by calling 1-800-222-8222. The Statement of Additional Information and other information for the Fund is also available on the SEC's website (http://www.sec.gov).

================================================================================

2    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus


Table of Contents
                              Key Information                                 4
                              Summary of Expenses                             6
--------------------------------------------------------------------------------

The Fund

This section contains         Short-Intermediate U.S. Government
---------------------            Income Fund                                  9
important information
---------------------
about the Fund.
--------------

--------------------------------------------------------------------------------

Your Account

Turn to this section for      Reduced Sales Charges                          18
------------------------
information on how to         Your Account                                   20
---------------------
open and maintain             How to Buy Shares                              22
-----------------
your account, including       Selling Shares                                 23
-----------------------
how to buy, sell and          Exchanges                                      25
--------------------
exchange Fund shares.         Additional Services and
--------------------             Other Information                           26

--------------------------------------------------------------------------------

Reference                     Organization and Management
                                 of the Fund                                 30
Look here for details on the
----------------------------  Glossary                                       36
organization of the Fund
------------------------
and term definitions.
--------------------


      Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus    3

Key Information

--------------------------------------------------------------------------------


Summary of the Stagecoach Short-Intermediate U.S. Government Income Fund


The Fund invests primarily in short-to intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. The Fund seeks to distribute monthly income. You should consider the Fund's objectives, investment practices, permitted investments and risks carefully before investing in the Fund.


Should you consider investing in the Fund? Yes, if:

o    you are looking to add an income investment to your portfolio;

o    you are looking for monthly income;

o you are looking for more stability of principal than equity funds typically provide; and

o you are willing to accept the risks of income investing, including the risk that share prices may rise and fall.

You should not invest in the Fund if:

o    you are looking for FDIC insurance coverage or guaranteed rates of return;

o    you are unwilling to accept that you may lose money on your investment;

o    you are unwilling to accept the risks of investing in the bond markets; or

o    you are looking for returns characteristic of equity investments.

Who are "We"?

In this Prospectus, "We" generally means the Stagecoach Funds. "We" sometimes refers to the Investment Advisor or other companies hired by the Fund to perform services. The section on "Organization and Management of the Fund" further explains how the Fund is organized.

Who are "You"?

In this Prospectus, "You" means the potential investor or the shareholder.

What is the "Fund"?

In this Prospectus, the "Fund" refers to the Short-Intermediate U.S. Government Income Fund.

4    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

--------------------------------------------------------------------------------


Key Terms


The term "debt securities" used in this Prospectus refers to a broad variety of fixed-income and variable-rate securities including bonds, bills, notes and mortgage-backed securities. The term "instruments" is used to describe a negotiable contract or promise to pay money, such as a Certificate of Deposit or a Banker's Acceptance. The "Permitted Investments" for the Fund and "Investment Practices and Risks" table describe some of the particular instruments and securities used for the Fund.


Dividends


We pay dividends, if any, monthly.


       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus    5

                 Summary of Expenses

------------------------------------------------------------------------------------------------

================================================================================================
SHAREHOLDER TRANSACTION EXPENSES
================================================================================================

These tables are intended to help you understand the various costs and expenses you will pay as a Class B shareholder in the Fund. These tables do not reflect any charges that may be imposed by Wells Fargo Bank or other institutions in connection with an account through which you hold Fund shares.
See "Organization and Management of the Fund" for more details.
------------------------------------------------------------------------------------------------

------------------------------------------------------------
Maximum sales charge on a purchase
  (as a percentage of offering price)            None
------------------------------------------------------------
Maximum sales charge on reinvested
  dividends                                      None
------------------------------------------------------------
Maximum sales charge on a:
  Redemption during first year                   5.00%
  Redemption after first year                    4.00%
------------------------------------------------------------
Exchange fees                                    None

------------------------------------------------------------

================================================================================================
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
================================================================================================

Expenses shown reflect contract amounts and amounts payable by the Fund. The expenses shown under "Other Expenses" are based on estimated amounts. Expenses shown "after waivers and reimbursements" reflect fee waivers and reimbursements that generally may be discontinued without prior notice. Long-term shareholders may pay more than the equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------

-----------------------------------------------------------
Rule 12b-1 fee                                  0.75%
-----------------------------------------------------------
Management fee
  (after waivers)                               0.26%
-----------------------------------------------------------
Other expenses
  (after waivers or reimbursements)             0.65%
===========================================================
TOTAL FUND OPERATING EXPENSES
  (after waivers or reimbursements)             1.66%
===========================================================
Management fee
  (before waivers)                              0.50%
-----------------------------------------------------------
Other expenses
  (before waivers or reimbursements)            0.57%
-----------------------------------------------------------
TOTAL FUND OPERATING EXPENSES
  (before waivers or reimbursements)            1.82%
-----------------------------------------------------------


6    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

--------------------------------------------------------------------------------


================================================================================
EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE
EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.
================================================================================
You would pay the
following expenses on a
$1,000 investment in Class
B shares assuming a 5%
annual return and that you
redeem your shares at the
end of each period.
---------------------------------------------
1 year                             $67
---------------------------------------------
3 YEARS                            $82
---------------------------------------------
5 YEARS                           $110
---------------------------------------------
10 YEARS                          $160
---------------------------------------------
=============================================
EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE
EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.
================================================================================
You would pay the
following expenses on a
$1,000 investment in
Class B shares
assuming a 5% annual
return and that you do
not redeem your shares at
the end of each period.
--------------------------------------------
   1 YEAR                         $17
--------------------------------------------
   3 YEARS                        $52
--------------------------------------------
   5 years                        $90
--------------------------------------------
   10 YEARS                      $160
--------------------------------------------



       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus    7

This page intentionally left blank

--------------------------------------------------------------------------------

Short-Intermediate U.S. Government Income Fund

--------------------------------------------------------------------------------


                              Portfolio Managers: Madeleine Gish (since 7/96)
                                                  Jeff Weaver (since 7/96)

--------------------------------------------------------------------------------

[GRAPHIC]                     Investment Objective

                              The Short-Intermediate U.S. Government Income Fund seeks to provide investors with current income while preserving capital, by investing primarily in a portfolio consisting of short- to intermediate term securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

                              Investment Policies

                              We seek current income by actively managing a diversified portfolio consisting primarily of
                              -----------
                              short- to intermediate-term U.S. Government
                                                          ---------------
                              obligations. We may invest in securities of any
                              -----------
                              maturity. Under ordinary circumstances, we expect to maintain a dollar-weighted average maturity of
                                                   -------------------------
                              between 2 and 5 years. We seek to preserve capital by shortening average maturity when interest rates are expected to increase and to increase total return by lengthening maturity when interest rates are expected to fall.

--------------------------------------------------------------------------------


[GRAPHIC]                     Permitted Investments

                              Under normal market conditions, we invest:

                              o at least 65% of our total assets in U.S.
                                                                    ----
                              Government obligations;
                              ----------------------
                              o in investment grade corporate debt securities
                                   ----------------
                              including asset-backed securities;
                                        ------------
                              o in repurchase agreements;
                                   ---------------------
                              o no more than 5% of our total assets in securities downgraded below investment grade after we acquired them;

                              o up to 25% of our assets in dollar-denominated
                                                           ------------------
                              debt of U.S. branches of foreign banks or foreign branches of U.S. banks; and

                              o in stripped Treasury securities, adjustable-rate
                                   ----------------------------
                              mortgage securities, adjustable portions of collateralized mortgage obligations.


       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus    9

--------------------------------------------------------------------------------

                              We may temporarily hold assets in cash or in money market instruments, including U.S. Government
                                                            ---------------
                              obligations, shares of other mutual funds and
                              -----------
                              repurchase agreements, or make other short-term investments, either to maintain liquidity or for
                                                              ---------
                              short-term defensive purposes when we believe it is in the best interest of shareholders to do so.

--------------------------------------------------------------------------------

[GRAPHIC]                     Important Risk Factors


                              You should consider both the General Investment Risks beginning on page 11 and the specific risks listed below. They are both important to your investment choice.

                              Stripped Treasury securities have greater interest rate risk than traditional government securities with identical credit ratings. The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund.

--------------------------------------------------------------------------------

[GRAPHIC]                     Additional Fund Facts


                              For information on Fund fees and expenses, see "Summary of Expenses" on page 6.


10    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

General Investment Risks

--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your tolerance and preferences. You should carefully consider risks common to all mutual funds, including the Stagecoach Funds. Chief among these risks are the following:


o Unlike bank deposits, such as CDs or savings accounts, mutual funds are NOT INSURED BY THE FDIC.
                    ----


o    We CANNOT GUARANTEE that we will meet our investment objectives.


o We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services for the Fund, such as selling agents or investment advisors, offer or promise to make good any such losses.


o Share prices--and therefore the value of your investment--will INCREASE AND DECREASE with changes in the value of the underlying securities and other investments. This is referred to as volatility.


o Investing in any mutual fund, including those deemed conservative, involves RISK, INCLUDING THE POSSIBLE LOSS OF ANY MONEY YOU INVEST.


o An investment in a single Fund, by itself, does not constitute a complete investment plan.


The Fund invests in securities that involve particular kinds of risk.


o    The Fund invests in debt securities such as notes and bonds, that are
                         ---- ----------
     subject to CREDIT RISK. Credit risk is the possibility that an issuer of a security will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.


o    The Fund's debt securities are also subject to INTEREST RATE RISK. Interest
                ---- ----------
     rate risk is the possibility that interest rates may increase and reduce the resale value of securities in the Fund's portfolio. Debt securities
                                                             ---- ----------
     with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in the Fund, unless the securities has adjustable or variable rate features. Changes in market interest rates may also extend or shorten the duration of certain
                                                          --------
     types of securities such as asset-backed securities, thereby affecting
                                 ------------ ----------
     their value and the return on your investment.


o The Fund may continue to hold debt securities that cease to be rated by a nationally recognized ratings organization or whose rating falls below the
     ---------- ---------- ------- ------------
     levels permitted for


           Stagecoach Short-Intermediate U.S. Government Income Prospectus   11

--------------------------------------------------------------------------------


     the Fund, provided Wells Fargo Bank continues to believe that holding the instrument is in the best interest of the Fund. Unrated or downgraded securities may be more susceptible to interest rate and credit risk than rated or higher-rated securities.


o    The Fund may invest a significant portion of its assets in U.S.
                                                                ----
     Government obligations. It is important to recognize that the U.S.
     ---------- -----------
     Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full
                          ---- ---------- -----------
     faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.


o The Fund also invest a significant portion of its assets in GNMAs, FNMAs and FHLMCs. Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing entity, is offered to investors through securities dealers. Once approved by GNMA, a government corporation within the U.S. Department of Housing and Urban Development, the timely payment of interest and principal of a GNMA security is guaranteed by the full faith and credit of the U.S. Government. FNMA and FHLMC are federally chartered corporations supervised by the U.S. Government, acting as government-sponsored enterprises. FNMA and FHLMC securities are not direct obligations of the U.S. Treasury, and are supported by the credit of FNMA or FHLMC only. FNMA guarantees timely payment of interest and principal on its securities; FHLMC guarantees timely payment of interest and ultimate payment of principal only.


o    The Fund may also use certain derivative instruments, such as options or
                                   ----------
     futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.


What follows is a general list of the types of risks (some of which are described above) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use. Additional information about these practices is available in the Statement of Additional Information.
                                          --------- -- ---------- -----------


COUNTER-PARTY RISK-- The risk that the other party in a repurchase agreement or
                                                        ---------- ---------
other transaction will not fulfill its contract obligation.


12    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

General Investment Risks

--------------------------------------------------------------------------------


CREDIT RISK-- The risk that the issuer of a debt security will be unable to make
                                            ---- --------
interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may
---------
not be able to complete the transaction as agreed.

CURRENCY RISK-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

DIPLOMATIC RISK-- The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value or liquidity of investments in either country.

EXPERIENCE RISK-- The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

EXTENSION RISK-- The risk that as interest rates rise, prepayments slow, thereby lengthening the duration and potentially reducing the value of certain
                --------
asset-backed securities.

INFORMATION RISK-- The risk that information about a security is either unavailable, incomplete or is inaccurate.

INTEREST RATE RISK-- The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for
           ---- --------
securities with longer dates to maturity.


LEVERAGE RISK-- The risk that a practice may increase the Fund's exposure to Market Risk, Interest Rate Risk or other risks by, in effect, increasing assets available for investment.


LIQUIDITY RISK-- The risk that a security cannot be sold, or cannot be sold without adversely affecting its fair price.


MARKET RISK-- The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.


PREPAYMENT RISK-- The risk that, as interest rates fall, homeowners will refinance existing mortgages, causing mortgage-backed securities to have reduced yields.

POLITICAL RISK-- The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

REGULATORY RISK-- The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.


       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus   13

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


Investment Practice/Risk


The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objectives and Investment Policies section of the Prospectus. THE RISKS INDICATED AFTER THE DESCRIPTION OF THE PRACTICE ARE NOT THE ONLY POTENTIAL RISKS ASSOCIATED WITH THAT PRACTICE, BUT ARE AMONG THE MORE PROMINENT. Market risk is assumed for each.

The Fund engages in the investment practices described below to varying degrees. In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.


Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

--------------------------------------------------------------------------------


14    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

--------------------------------------------------------------------------------

==============================================================================================

INVESTMENT PRACTICE:                                   RISK:
==============================================================================================

FLOATING AND VARIABLE RATE DEBT
Instruments with interest rates that are adjusted      Interest Rate and
                                                       -------- ---- ---
either on a schedule or when an index or benchmark     Credit Risk
                                                       ------ ----
changes.
----------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
A transaction in which the seller of a security        Credit and
                                                       ------ ---
agrees to buy back a security at an agreed upon time   Counter-Party Risk
                                                       ------------- ----
and price, usually with interest.
----------------------------------------------------------------------------------------------

OTHER MUTUAL FUNDS
The temporary investment in shares of another          Market Risk
                                                       ------ ----
mutual fund. A pro rata portion of the other fund's
expenses, in addition to the expenses paid by the
Fund, will be borne by Fund shareholders.
----------------------------------------------------------------------------------------------

STRIPPED OBLIGATIONS
Securities that give ownership to either future        Interest Rate Risk
                                                       -------- ---- ----
payments of interest or a future payment of
principal, but not both. These securities tend to
have greater interest rate sensitivity than
conventional debt obligations. The Fund may invest
up to 20% of assets in interest-only or
principal-only obligations, or a combination thereof.
----------------------------------------------------------------------------------------------

ILLIQUID SECURITIES
A security that cannot be readily sold, or cannot be   Liquidity Risk
                                                       --------- ----
readily sold without negatively affecting its fair
price. Limited to 15% of assets.
----------------------------------------------------------------------------------------------

LOANS OF PORTFOLIO SECURITIES
The practice of loaning securities to brokers,         Credit, Leverage and
                                                       ------  -------- ---
dealers and financial institutions to increase         Counter-Party Risk
                                                       ------------- ----
return on those securities. Loans may be made in
accordance with existing investment policies.
(Loans may not exceed 33 1/3% of assets.)
----------------------------------------------------------------------------------------------

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES
AND DELAYED DELIVERY TRANSACTIONS
Securities bought or sold for delivery at a later      Interest Rate, Credit
                                                       -------- ----  ------
date or bought or sold for a fixed price at a          and Experience Risk
                                                       --- ---------- ----
fixed date.
----------------------------------------------------------------------------------------------

BORROWING POLICIES
The ability to borrow an equivalent of 10%             Leverage Risk
                                                       -------- ----
of total assets from banks for temporary
purposes to meet shareholder redemptions.
----------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES
Securities consisting of an undivided fractional       Interest Rate, Credit
                                                       -------------  ------
interests in pools of mortgages, consumer loans,       and Experience Risk
                                                       --- ---------- ----
such as car loans or credit card debt,
or receivables held in trust.
----------------------------------------------------------------------------------------------




      Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus   15

"Contingent Deferred Sales Charges"

CLASS B SHARE CDSC SCHEDULE

You buy Class B Shares at Net Asset Value (NAV) and agree that if you redeem
                          ---------------------
your shares within six years of the purchase date, you will pay a contingent deferred sales charge (CDSC) based on how long you have held your shares. Certain exceptions apply (see "Class B Share CDSC).


16    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

--------------------------------------------------------------------------------

Reductions" and "Waivers for Certain Parties"). The CDSC schedule is as follows:



--------------------------------------------------------------------------------
REDEMPTION WITHIN:   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS
--------------------------------------------------------------------------------
CDSC                  5.00%    4.00%     3.00%     3.00%     2.00%     1.00%
--------------------------------------------------------------------------------


The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 4.00% of the purchase price of Class B shares to selling agents at the time of the sale.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires and the Class B shares are converted to Class A shares to reduce your future on-going expenses.


       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus   17

CLASS B SHARE CDSC REDUCTIONS


o    You pay no CDSC on Fund shares you purchase with reinvested distributions.
                                                                 -------------

o We waive the CDSC for all redemptions made because of SCHEDULED OR MANDATORY DISTRIBUTIONS for certain retirement plans. (See your retirement plan disclosure for details.)

o We waive the CDSC for redemptions made in the event of the SHAREHOLDER'S DEATH OR FOR A DISABILITY SUFFERED AFTER PURCHASING SHARES. ("Disability" is defined by the Internal Revenue Code of 1986.)

o We waive the CDSC for redemptions made at the DIRECTION OF STAGECOACH FUNDS, INC. in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.


18    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

Special Notice:

If you owned Class B shares of the Intermediate Bond Fund prior to March 3, 1997, the reduced CDSC Schedule applicable to those shares also applies to your Class B shares of the Fund. For as long as you hold Class B shares of the Fund, any new Class B shares that you acquire will also follow the same reduced CDSC schedule. The reduced CDSC schedule for these shares is shown below:

--------------------------------------------------------------------------------
REDEMPTION WITHIN:   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS
--------------------------------------------------------------------------------
CDSC                  3.00%    2.00%     1.00%     1.00%     0.00%     0.00%
--------------------------------------------------------------------------------

If you exchange Class B shares of the Fund for Class B shares of another Fund, you will retain the above CDSC schedule on your exchanged shares, but additional purchases of the newly purchased Fund will follow the higher CDSC schedule on page 17.

       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus   19

Your Account

--------------------------------------------------------------------------------

This section tells you how to open an account and how to buy, sell or exchange Fund shares once your account is open.

You can buy Fund shares:

o By opening an account directly with the Fund (simply complete and return a Stagecoach Funds application with proper payment);

o    Through a brokerage account with an approved selling agent; or
                                                  -------------
o Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:

o    $1,000 minimum initial investment, or

o    $100 minimum initial investment if you use the AutoSaver option.

o    $100 for all investments after your first.

o We may waive the minimum if you purchase Fund shares through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the Securities and Exchange Commission. Check the specific disclosure statements and applications for the program through which you intend to invest.

Important Information:

o Read this Prospectus carefully. Discuss any questions you have with your selling agent. You may also ask for copies of the Statement of Additional
     -------------                                     -----------------------
     Information and Annual Report. Copies are available free of charge from
     -----------     -------------
     your selling agent or by calling 1-800-222-8222.
          -------------
o    We process requests to buy or sell shares each business day as of the close
                                                    ------------
     of regular trading on the New York Stock Exchange, which is usually 1:00 PM Pacific Time. Any request we receive in proper form before the close of regular trading on the New York Stock Exchange is processed the same day. Requests we receive after the close are processed the next business day.
                                                                ------------
o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

o    We determine the Net Asset Value (NAV) of each class of the Funds' shares
                      ---------------------
     each business day as of the close of regular trading on the New York Stock
          ------------
     Exchange. We determine the NAV by subtracting the Fund class' liabilities
                                ---
     from its total assets, and then dividing the result by the total number of


20    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

Your Account

--------------------------------------------------------------------------------

     outstanding shares of that class. The Fund's assets are generally valued at current market prices. See the Statement of Additional Information for
                                       -----------------------------------
     further disclosure.

o    We will process all requests to buy and sell shares at the first NAV
     calculated after the request in proper form is received.         ---

o You may have to complete additional paperwork for certain types of account registrations, such as a Trust. Please speak to Stagecoach Investor Services (1-800-222-8222) if you are investing directly with Stagecoach Funds, or speak to your Selling Agent if you are buying shares through a
     brokerage account.      -------------

o Once an account has been opened, you can add additional Stagecoach Funds under the same registration without completing a new application.

o We reserve the right to cancel any purchase order or delay redemption if your check does not clear.


       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus   21

--------------------------------------------------------------------------------

HOW TO BUY SHARES

The following section explains how you can buy shares directly from Stagecoach Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

================================================================================

BY MAIL
================================================================================


IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

Complete a Stagecoach Funds application. Be sure to indicate the Fund name and the share class into which you intend to invest.
--------------------------------------------------------------------------------

Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Stagecoach Short-Intermediate U.S. Government Income Fund, Class B".
--------------------------------------------------------------------------------

You may start your account with $100 if you elect the AutoSaver option on the application.
--------------------------------------------------------------------------------


Mail to:
Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-9201
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.
--------------------------------------------------------------------------------

Enclose the payment stub/card from your statement if available.
--------------------------------------------------------------------------------


Mail to:
Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-9201
--------------------------------------------------------------------------------

================================================================================


BY WIRE
================================================================================

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

If you do not currently have an account, complete a Stagecoach Funds application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.
--------------------------------------------------------------------------------

Mail the completed application.
--------------------------------------------------------------------------------

You may also fax the completed application (with original to follow).
--------------------------------------------------------------------------------


Mail to:
Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-9201
Fax to:
1-415-546-0280
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

Instruct your wiring bank to transmit at least $100 according to the instructions given to the right. Be sure to have the wiring bank include your current account number and the name your account is registered in.
--------------------------------------------------------------------------------


Wire to:
Wells Fargo Bank, N.A.
San Francisco, California


Bank Routing Number:
121000248


Wire Purchase Account Number:
4068-000587


Attention:
Stagecoach Funds (Name of Fund and Share Class)


Account Name:
(Registration Name Indicated on Application)
--------------------------------------------------------------------------------


22    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

Your Account

--------------------------------------------------------------------------------

================================================================================

BY PHONE
================================================================================

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

You can only make your first purchase of a Fund by phone if you already have an existing Stagecoach Account.
--------------------------------------------------------------------------------

Call Investor Services and instruct the representative to either:
o    transfer at least $1,000 from a linked settlement account, or
o exchange at least $1,000 worth of shares from an existing Stagecoach Fund. Please see "Exchanges" for special rules.
--------------------------------------------------------------------------------

Call:
1-800-222-8222
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

Call Investor Services and instruct the representative to either: o transfer at least $100 from a linked settlement account, or o exchange at least $100 worth of shares from another Stagecoach Fund.
--------------------------------------------------------------------------------

Call:
1-800-222-8222
--------------------------------------------------------------------------------

Selling Shares:

The following section explains how you can sell shares held directly through an account with Stagecoach Funds by mail or by telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.
================================================================================

BY MAIL
================================================================================

Write a letter stating your account registration, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").
--------------------------------------------------------------------------------

Make sure all the account owners sign the request.
--------------------------------------------------------------------------------

You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire ($5,000 minimum). Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.
--------------------------------------------------------------------------------

Signature Guarantees are required for mailed redemption requests over $5,000. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.
--------------------------------------------------------------------------------

Mail to:
Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-9201
--------------------------------------------------------------------------------

       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus   23

--------------------------------------------------------------------------------

================================================================================


BY PHONE
================================================================================


Call Investor Services to request a redemption of at least $100. Be prepared to provide your account number and Tax Payer Identification Number.
--------------------------------------------------------------------------------


Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.
--------------------------------------------------------------------------------

You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire ($5,000 minimum). Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.
--------------------------------------------------------------------------------


Telephone privileges are automatically made available to you unless you specifically decline them on your application or subsequently in writing.
--------------------------------------------------------------------------------


Phone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.
--------------------------------------------------------------------------------


Call:
1-800-222-8222
--------------------------------------------------------------------------------


================================================================================


GENERAL NOTES FOR SELLING SHARES
================================================================================


We process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the close of trading on the New York Stock Exchange are processed on the same business day.
--------------------------------------------------------------------------------


Your redemptions are net of any applicable CDSC.
--------------------------------------------------------------------------------


If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There maybe special requirements that supercede the directions in this Prospectus.
--------------------------------------------------------------------------------


We reserve the right to delay payment of a redemption for up to ten days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
--------------------------------------------------------------------------------


Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------


24    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

Exchanges

--------------------------------------------------------------------------------

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o You should carefully read the Prospectus for the Fund into which you wish to exchange.

o Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

o If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

o Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

o Exchanges between Class B shares, will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

o Exchanges from any share class to a money market fund can only be re-exchanged for the original share class.

o In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

o You may make exchanges between like share classes. You may also exchange between A, B or C share classes and non-institutional class shares of a money market fund.


       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus   25

Additional Services and Other Information

--------------------------------------------------------------------------------

Automatic Programs:

These programs help you conveniently purchase or redeem shares each month:


o AutoSaver Plan - you need only specify an amount of at least $100 and a day of the month. We will automatically transfer that amount from your linked bank account each month to purchase additional shares. We will transfer the amount on or about the day you specify, or on or about the 20th of each month if you have not specified a day. Please call Investor Services at 1-800-222-8222 if you wish to change or add linked accounts.


o Systematic Withdrawal Program - Stagecoach will automatically redeem enough shares to equal a specified dollar amount of at least $100 on or about the fifth business day prior to the end of each month and either send you the proceeds by check or transfer it into your linked bank account. In order to set up a Systematic Withdrawal Program, you :

     o    must have a Fund account valued at $10,000 or more;

     o    must have distributions reinvested; and
                    -------------
     o    may not simultaneously participate in an AutoSaver Plan.


It generally takes about ten days to set up either plan once we have received your instructions. It generally takes about five days to change or cancel participation in either plan. We automatically cancel your program if the linked account you specified is closed.

Dividend and Capital Gain Distribution Options

You may choose to do any of the following:

o Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased
                                    -------------
     at NAV generally on the day the income is paid. This option is
        ---
     automatically assigned to your account unless you specify another plan.


o    Fund Purchase Plan - Uses your distributions to buy shares at NAV of
                                                                   ---
     another Stagecoach Fund of the same share class or a Money Market Fund. You must have already satisfied the minimum investment requirements of the Fund into which your distributions are being transferred in order to
                              -------------
     participate.


o Automatic Clearing House Option - Deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the ACH system. If your specified bank account is closed, we will reinvest your
     ---
     distributions.


26    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

Additional Services and Other Information

--------------------------------------------------------------------------------

o    Check Payment Option - Allows you to receive checks for distributions
                                                             -------------
     mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

--------------------------------------------------------------------------------

Two Things to Keep In Mind About Distributions

Remember, distributions have the effect of reducing the NAV per share by the
          -------------
amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.
--------------------------------------------------------------------------------

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Fund and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by the Fund as dividend distributions. These are taxable to you as ordinary income.

We will pass on to you any net capital gains earned by the Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains and are taxable when paid. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you as to the status of your Fund distributions.

Your redemptions, including exchanges, will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares and the amount you paid for them. Foreign shareholders may be subject to different tax treatment, including withholding. In certain circumstances, U.S. residents will also be subject to back-up withholding.


       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus   27

Additional Services and Other Information

--------------------------------------------------------------------------------

Share Class - This Prospectus contains information about Class B shares. The Fund offers additional share classes with different expenses and returns than those described here. Call Stephens Inc. at 1-800-643-9691 for information on these or other investment options in Stagecoach Funds.


Conversion of Class B shares - We will convert Class B shares into Class A shares at the month end following the six-year anniversary of their original purchase. This is done to avoid the higher on-going Rule 12b-1 fees assessed Class B shares. The conversion is done at NAV and, since it is unlikely that Class A and Class B shares of the same Fund will have the same NAV on a given date, the conversion is on a dollar-value basis, not a share-for-share basis.


Minimum Account Value - Due to the expense involved in maintaining low-balance accounts, we reserve the right to close accounts that have fallen below the $1,000 minimum balance due to redemptions (as opposed to market conditions). You will be given an opportunity to make additional investments to prevent account closure before any action is taken.


Statements - We mail statements after any account activity, including transactions, dividends or capital gains, and at year-end. We do not send statements for funds held in brokerage, retirement or other similar accounts. You must check with the administrators of these accounts for statement policies. The Fund will also send any necessary tax reporting documents in January, and will send Annual and Semi-Annual Reports each year.


Dealer Concessions and Rule 12b-1 fees - Stephens Inc., as the Fund's distributor, will pay the portion of the Class B share sales charge shown as the Dealer Allowance to the selling agent, if any. Stephens Inc. also compensates selling agents for the sale of Class B shares and is reimbursed through Rule 12b-1 fees and contingent deferred sales charges. Selling agents may receive different compensation for sales of Class A and Class B shares of the same Fund.


Statement of Additional Information - Additional information about some of the topics discussed in this Prospectus as well as details about performance calculations, distribution plans, servicing plans, tax issues and other


28    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

--------------------------------------------------------------------------------

important issues are available in the Statement of Additional Information for the Fund. The Statement of Additional Information should be read along with this Prospectus and may be obtained free of charge by calling Investor Services at 1-800-222-8222.

Glass-Steagall Act - Morrison & Foerster LLP, counsel to the Fund and special counsel to Wells Fargo Bank, has advised us and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Advisory Contracts and detailed in this Prospectus and the Statements of Additional Information without violation of the Glass-Steagall Act. Counsel has pointed out that future judicial or administrative decisions, or future federal or state laws may prevent these entities from continuing in their roles.

Voting Rights - All shares of the Fund have equal voting rights and are voted in the aggregate, rather than by series or class, unless the matter affects only one series or class. A shareholder of record is entitled to one vote for each share owned and fractional votes for each fractional share owned. For a detailed description of voting rights, see the "Capital Stock" section of the Statement of Additional Information.


       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus   29

Organization and Management of the Fund

--------------------------------------------------------------------------------


A number of different entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of
                                                                  ------------
Additional Information for the Fund.
----------------------

About Stagecoach

The Fund is one of 32 Funds of Stagecoach Funds, Inc., an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.


The Board of Directors of Stagecoach supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. If the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.


We do not hold annual shareholder meetings. We may hold special shareholder meetings to ask shareholders to vote on items such as electing or removing board members, amending fundamental investment strategies or policies.

================================================================================
                                  SHAREHOLDERS
================================================================================

================================================================================
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
================================================================================
      Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------



========================================================================================================
                                                          TRANSFER AND
  DISTRIBUTOR &                ADMINISTRATOR           DIVIDEND DISBURSING            SHAREHOLDER
CO-ADMINISTRATOR                                              AGENT                 SERVICING AGENTS
========================================================================================================
Stephens Inc.                 Wells Fargo Bank         Wells Fargo Bank              Various Agents
111 Center St.                525 Market St.           525 Market St.
Little Rock, AR               San Francisco, CA        San Francisco, CA

Markets the Fund,             Manages the Fund's       Maintains records of          Provide services
distributes shares, and       business activities      shares and supervises         to customers
manages the Fund's                                     the paying of dividends
business activities
--------------------------------------------------------------------------------------------------------




==========================================================================================================
                  INVESTMENT ADVISOR                                       CUSTODIAN
==========================================================================================================
Wells Fargo Bank, 525 Market St., San Francisco, CA    Wells Fargo Bank, 525 Market St., San Francisco, CA
Manages the Fund's investment activities               Provides safekeeping for the Fund's assets
----------------------------------------------------------------------------------------------------------


================================================================================
                               BOARD OF DIRECTORS
================================================================================
                        Supervises the Fund's activities
--------------------------------------------------------------------------------


30    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

--------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund class paid on an annual basis for the services described. The Statement of Additional Information has more detailed
                        -----------------------------------
information about the Investment Advisor and the other service providers and plans described here.


The Investment Advisor

Wells Fargo Bank is the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the Western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1997, Wells Fargo Bank and its affiliates managed over $62 billion in assets. The Fund paid Wells Fargo Bank 0.26% of its assets for advisory services (after fee waivers) for the last fiscal year.


The Administrator

Wells Fargo Bank is the administrator of the Fund. Wells Fargo Bank is paid
 .03% of the Fund's assets for these services.


The Distributor and Co-Administrator

Stephens Inc. is the Fund's distributor and co-administrator. Stephens Inc. receives .04% of the Fund's assets for its role as co-administrator. Stephens Inc. also receives all loads, CDSCs and distribution plan fees. It uses a portion of these amounts to compensate selling agents for their role in marketing the Fund's shares.


       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus   31

Organization and Management of the Funds

--------------------------------------------------------------------------------

Distribution Plan


We have adopted a distribution plan for the Fund. This plan is used to pay for distribution-related services including ongoing compensation to Selling Agents. The Fund may participate in joint distribution activities with other Stagecoach Funds. The cost of these activities is generally allocated among the Stagecoach Funds. Funds with higher assets levels pay a higher proportion of these costs. The fee paid under this plan is 0.75% of the assets of the Class B shares:


Shareholder Servicing Plan

We have Shareholder Servicing Plans for the Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For the services the Fund pays 0.25% of the assets of the Class B shares:

32    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

--------------------------------------------------------------------------------

Portfolio Managers

The following is a list of portfolio managers identified within the Fund Summary. More detailed biographical information is available in the Statement of Additional Information.


o    Jeff Weaver

     With Wells Fargo since 1994.

     With Bankers Trust Company in New York since 1991.


o    Madeleine Gish, CFA

     With Wells Fargo since 1989.


       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus   33

Glossary

--------------------------------------------------------------------------------


ACH

Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.


Annual Report

A document that provides certain financial and other information for the most recent reporting period and the Fund's portfolio of investments.


Asset-Backed Securities

Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.


Business Day

Any day the New York Stock Exchange is open is a business day for the Fund.


Convertible Debt Securities

Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.


Current Income

Earnings in the form of dividends or interest as opposed to capital growth. See also "Total Return".


Debt Securities

Generally, a promise to pay interest and repay principal by a single debtor or group of single debtors sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.


Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.


Distributions

Dividends and/or capital gains paid by the Fund on its shares.


Diversified

A diversified fund, as defined by the Investment Company Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets.


34    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

--------------------------------------------------------------------------------

Dollar-Denominated

Securities issued by foreign banks, companies or governments in U.S. dollars.


Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer duration typically more sensitive to interest rate changes than shorter duration.


FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.


Illiquid Security

A security which cannot be readily sold or cannot be readily sold without negatively affecting its fair price.


Investment-Grade Debt

A type of bond rated in the top four investment categories by a nationally recognized ratings organization such as Moody's or Standard & Poors. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.


Liquidity

The ability to readily sell a security at its fair price.


Moody's

One of the largest nationally recognized ratings organizations.


Nationally Recognized Rating Organization (NRRO)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.


Net Asset Value (NAV)

The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the New York Stock Exchange is open, typically 1:00 p.m. Pacific Time.

Non-Diversified

Any fund that does not have a policy as described under "diversified" in this glossary.


      Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus   35

Glossary

--------------------------------------------------------------------------------

Options

An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options can also be based on the movement of an index such as the S&P 500.


Preservation of Capital

The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.


Principal Stability

The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.


Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.


Selling Agent

A person who has an agreement with the Fund's distributor that allows them to sell the Fund's shares.


Shareholder Servicing Agent

An entity appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.


Signature Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature.


S&P

One of the largest nationally recognized ratings organizations. Standard and Poor's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.


36    Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus

--------------------------------------------------------------------------------

Statement of Additional Information

A document that supplements the disclosures made in this Prospectus.


Stripped Treasury Securities

Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.


Taxpayer Identification Number

Usually the social security number for an individual or the Employer Identification Number for a corporation.


Total Return

The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Fund.


Turnover Ratio

The percentage of the securities held in the Fund's portfolio, other than short-term securities, that were bought or sold within a year.


U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


Weighted-Average Maturity

The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.


Zero Coupon Bonds

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.


       Stagecoach Short-Intermediate U.S. Government Income Fund Prospectus  37

================================================================================


STAGECOACH FUNDS(R)

You may wish to review the following
documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional
Information has been filed with the SEC
and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other
important information for the most recent reporting period and the Fund's portfolio of investments.

These are available free of
charge by calling

1-800-222-8222, or from

Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-7066





--------------------------------------------------------------------------------

STAGECOACH FUNDS:
--------------------------------------------------------------------------------
o    are not insured by the FDIC
o are not obligations or deposits of Wells Fargo Bank, nor guaranteed by the Bank
o    involve investment risk, including possible loss of principal.

--------------------------------------------------------------------------------


                                                                 SC 135 P (6/98)

================================================================================

                             STAGECOACH FUNDS, INC.
                           Telephone: 1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated May      , 1998
                                       -----

                 SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                                    CLASS B


     Stagecoach Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about one fund in the Stagecoach Family of Funds -- the SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND (the "Fund"). This SAI relates only to the Class B shares of the Fund.

     This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated May __, 1998. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Stagecoach Funds, P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS

                                                  Page
                                                  ----

Historical Fund Information.............................................   1

Investment Restrictions.................................................   1

Additional Permitted Investment Activities..............................   3

Risk Factors............................................................  13

Management..............................................................  15

Performance Calculations................................................  23

Determination of Net Asset Value........................................  28

Additional Purchase and Redemption Information..........................  28

Portfolio Transactions..................................................  29

Fund Expenses...........................................................  31

Federal Income Taxes....................................................  31

Capital Stock...........................................................  36

Other...................................................................  37

Independent Auditors....................................................  37

Financial Information...................................................  38

Appendix................................................................ A-1


                          HISTORICAL FUND INFORMATION

     The Fund commenced operations on October 27, 1993, as a fund of the Company. The Class B shares are expected to commence operations on June __, 1998.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     The Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of the Fund.

The Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in U.S. Government Obligations;

     (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

     (3) purchase commodities or commodity contracts (including futures contracts), except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts;

     (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

     (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (7) make investments for the purpose of exercising control or management;

     (8) borrow money or issue senior securities, as defined in the 1940 Act, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets), and except that the Fund may issue multiple Classes of shares in accordance with applicable laws, rules, regulations or orders;

     (9) write, purchase or sell straddles, spreads, warrants, or any combination thereof;

     (10) purchase securities of any issuer (except U.S. Government Obligations) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer; nor

     (11) make loans, except that the Fund may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

     Non-Fundamental Investment Policies
     -----------------------------------

     The Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without approval of the Fund's shareholders.

(1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Currently, under the 1940 Act, the Fund's investment in such securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company, and (iii) 10% of the Fund's net assets in the aggregate. Other investment companies in which the Fund invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

(2) The Fund may not invest or hold more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others,
     (a) securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) The Fund may invest up to 25% of its net assets in securities of foreign governmental and foreign private issuers that are denominated in and pay interest in U.S. dollars.

(4) The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.


                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

     Set forth below are descriptions of certain investments and additional investment policies for the Fund.

     Asset-Backed Securities
     -----------------------

     The Fund may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Fund invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities.

     Bank Obligations
     ----------------

     The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by the Fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds
     -----

     Certain of the debt instruments purchased by the Fund may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls.

     Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Also, the Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of their investment portfolios. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Commercial Paper
     ----------------

     The Fund may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Fund in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Commercial paper may include variable- and floating-rate instruments.

     Derivative Securities
     ---------------------

     The Fund may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. The Fund may also hold derivative instruments that have interest rates that re-set inversely to changing current market rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These instruments represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. The embedded option features of other derivative instruments could limit the amount of appreciation the Fund can realize on its investment, could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a structured or derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. As new types of derivative securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Fund may purchase floating- and variable-rate obligations, demand notes and bonds. Variable-rate demand notes include master demand notes that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes may fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if Wells Fargo Bank determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. Wells Fargo Bank, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. The Fund will not invest more than 15% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

     Foreign Obligations
     -------------------

     The Fund may invest up to 25% of its assets in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Investment in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the Advisor.

     The Fund will establish a segregated account in which it will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Fund may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund. The Fund may invest up to 15% of its net assets in illiquid securities.

     Loans of Portfolio Securities
     -----------------------------

     The Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.

     The Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. The Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. When the Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. The Fund may pay a portion of the interest or fee earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly with Wells Fargo Bank, Stephens or any of their affiliates.

     Mortgage-Related Securities
     ---------------------------

     The Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of the Fund. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     The Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"). CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     Adjustable Rate Mortgages ("ARMs") and Collateralized Mortgage Obligations
     --------------------------------------------------------------------------
("CMOs").  The Fund may invest in ARMs issued or guaranteed by the GNMA, FNMA or
--------
the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate and has a stated maturity or final distribution date. The principal and interest payment on the underlying mortgages may be allocated among the classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full. One or more classes of CMOs may have coupon rates that reset periodically based on an index, such as the London Interbank Offered Rate ("LIBOR").

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Fund may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury note rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month, three-month, six-month or one-year LIBOR, a published prime rate or commercial paper rates. Certain of these indices follow overall market interest rates more closely than others.

     Adjustable rate mortgages, a common form of residential financing, generally have a specified maturity date. Most provide for amortization of principal in a manner similar to fixed-rate mortgages, but have interest rates that change in response to changes in a specified interest rate index. The rate of interest due on such a mortgage is calculated by adding an agreed-upon "margin" to the specified index, although there generally are limitations or "caps" on interest rate movements in any given period or over the life of the mortgage. To the extent that the interest rates on adjustable rate mortgages cannot be adjusted in response to interest rate changes because of interest rate caps, the ARMs or CMOs backed by such mortgages are likely to respond to changes in market rates more like fixed rate securities. In other words, interest rate increases in excess of such caps can be expected to cause CMOs or ARMs backed by mortgages that have such caps to decline in value to a greater extent than would be the case in the absence of such caps. Conversely, interest rate decreases below interest rate floors can be expected to cause the CMOs or ARMs backed by mortgages that have such floors to increase in value to a greater extent than would be the case in the absence of such floors.

     These adjustable rate features should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. Since the interest rates on mortgages typically are reset at most annually and generally are subject to caps, it can be expected that the prices of ARMs and CMOs backed by such mortgages will fluctuate to the extent prevailing market interest rates are not reflected in the interest rates payable on the underlying ARMs. In this regard, the net asset value of the Fund's shares could fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some principal loss or less gain than might otherwise be achieved if they redeem their shares of the Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

     The holder of ARMs and certain CMOs receives not only monthly scheduled payments of principal and interest, but also may receive unscheduled principal payments representing prepayments on the underlying mortgages. Changes in market interest rates and interest rate indexes can affect these prepayment rates, thereby shortening or lengthening their duration, the holder therefore, may have to reinvest the periodic payments and any unscheduled prepayments of principal it receives at a rate of interest which is lower than the rate on the ARMs and CMOs held by it.

     CMOs backed by fixed rate mortgages share many of the rate, duration and investment risks described above because of their contractual and investment features and because of factors such as the prepayment rates on the underlying fixed rate mortgages.

     The Fund will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities (the "FFIEC Policy Statement"). Under the FFIEC Policy Statement, a CMO qualifies as a "high-risk mortgage security" if it meets an Average Life Test, an Average Life Sensitivity Test, or a Price Sensitivity Test. A CMO meets the Average Life Test if it has an expected weighted average life greater than 10 years. A CMO meets the Average Life Sensitivity Test if the expected weighted average life of the CMO either (i) extends by more than 4 years, assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or (ii) shortens by more than 6 years, assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points. A CMO meets the Price Sensitivity Test if an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points would result in an estimated change in the price of the CMO of more than 17 percent. Under the FFIEC Policy Statement, a CMO floating-rate debt class, i.e., a CMO the rate of which adjusts at least annually on a one-for-one basis with a conventional, widely used market interest rate index (such as the London Interbank Offered Rate), will not be subject to the Average Life and Average Life Sensitivity Tests if it bears a rate that is below the contractual cap on the instrument.

     Other Investment Companies
     --------------------------

     The Fund may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, the Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets in aggregate. Other investment companies in which the Fund invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     Stripped Securities
     -------------------

     The Fund may purchase Treasury receipts and other "stripped" securities that evidence ownership in either (i) future interest payments or (ii) future principal payments. The stripped securities the Fund may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Fund will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Fund generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Fund are not subject to prepayment or extension risk.

     Temporary Investments
     ---------------------

     The Fund may hold a certain portion of its assets in cash or short-term investments in order to maintain adequate liquidity for redemption requests or other cash management needs or for temporary defensive purposes during periods of unusual market volatility. The short-term investments that the Fund may purchase include, among other things, U.S. government obligations, shares of other mutual funds, repurchase agreements, obligations of domestic banks and short-term obligations of foreign banks, corporations and other entities. Some of these short-term investments are described below.

     Letters of Credit.  Certain of the debt obligations (including certificates
     -----------------
of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

     Repurchase Agreements.  The Fund may enter into repurchase agreements,
     ---------------------
wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     The Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. The Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Directors and that are not affiliated with the investment Advisor. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Unrated Investments
     -------------------

     The Fund may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.

Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Group ("S&P") may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government Obligations
     ---------------------------

     The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Nationally Recognized Statistical Ratings Organizations
     -------------------------------------------------------

     The ratings of Moody's, S&P, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     The payment of principal and interest on debt securities purchased by the Fund depends upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest and principal of its debt securities may be materially adversely affected by litigation or other conditions. Further, it should also be, noted with respect to all municipal obligations issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to "industrial development bonds" which, if the issuer fails to observe them, could cause interest on the municipal obligations to become taxable retroactive to the date of issue.

                                  RISK FACTORS

     Investments in the Fund are not bank deposits or obligations of Wells Fargo Bank, are not insured by the FDIC and are not insured against loss of principal. When the value of the securities that the Fund owns declines, so does the value of your Fund shares. You should be prepared to accept some risk with the money you invest in the Fund.

     The portfolio debt instruments of the Fund may be subject to credit risk. Credit risk is the risk that the issuers of securities in which the Fund invests may default in the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Fund invests and hence the value of your investment in the Fund.

     The market value of the Fund's investments in fixed-income securities will change in response to various factors, such as changes in market interest rates and the relative financial strength of an issuer. During periods of falling interest rates, the value of fixed-income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater price fluctuation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities can be reduced, but not eliminated, by variable rate or floating rate features. In addition, some of the asset-backed securities in which the Fund invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow, thereby lengthening the duration and potentially reducing the value of these securities.

     Although some of the Fund's portfolio securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Fund's daily net asset value are based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

     Although GNMA securities are guaranteed by the U.S. Government as to timely payment of principal and interest and ARMs are guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises as noted above), the market value of these securities, upon which the Fund's daily net asset value is based, will fluctuate. The Fund is subject to interest-rate risk, that is, the risk that increases in interest rates may adversely affect the value of the securities in which the Fund invests, and hence the value of your investment in the Fund. The value of the securities in which the Fund invests generally changes inversely to changes in interest rates. However, the adjustable-rate feature of the mortgages underlying the ARMs and the CMOs in which the Fund may invest should reduce, but will not eliminate, price fluctuations in such securities, particularly during periods of extreme fluctuations in market interest rates.

     The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the U.S. Government. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are considered by some investors to be high-quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities. Of course, there can be no assurance that this historical performance will continue or that the Fund, which is diversified, will meet its investment objective.

     Moreover, no assurance can be given that the U.S. Government would supply financial support to U.S. Government-sponsored enterprises such as FNMA and FHLMC in the event of a default in payment on the underlying mortgages which the government- sponsored enterprise is unable to make good. Principal on the mortgages underlying the mortgage pass-through securities in which the Fund may invest may be prepaid in advance of maturity. Such prepayments tend to increase when interest rates decline and may present the Fund with more principal to invest at lower rates. The converse also tends to be the case.

     S&P and Moody's assign ratings based upon their judgment of the risk of default (i.e., the risk that the issuer or guarantor may default in the payment of principal and/or interest) of the securities underlying the CMOs. However, investors should understand that most of the risk of these securities comes from interest-rate risk (i.e., the risk that market interest rates may adversely affect the value of the securities in which the Fund invests) and not from the risk of default. CMOs may have significantly greater interest rate risk than traditional government securities with identical ratings. The adjustable-rate portions of CMOs have significantly less interest rate risk.

     The Fund may invest in illiquid securities which may include certain restricted securities. Illiquid securities may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

     Wells Fargo Bank may use certain derivative investments or techniques, such as investments in floating- and variable-rate instruments, structured notes and certain U.S. Government obligations, to adjust the risk and return characteristics of the Fund's portfolio. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. If Wells Fargo Bank judges market conditions incorrectly, the use of certain derivatives could result in a loss, regardless of Wells Fargo Bank's intent in using the derivatives.

     The Fund may invest up to 25% of its assets in "Yankee Bonds." Yankee Bonds are U.S. dollar-denominated debt obligations issued in the U.S. by foreign banks and corporations. Such investments may involve special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. The Fund's investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

     There is, of course, no assurance that the Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Fund." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.


                                                                        Principal Occupations
Name, Age and Address                       Position                     During Past 5 Years
-------------------------------------  ------------------  -----------------------------------------------
Jack S. Euphrat, 75                    Director            Private Investor.
415 Walsh Road
Atherton, CA 94027.

*R. Greg Feltus, 46                    Director,           Executive Vice President of Stephens Inc.;
                                       Chairman and        President of Stephens Insurance Services Inc.;
                                       President           Senior Vice President of Stephens Sports
                                                           Management Inc.; and President of Investor
                                                           Brokerage Insurance Inc.

Thomas S. Goho, 55                     Director            Associate Professor of Finance of the School
321 Beechcliff Court                                       of Business and Accounting at Wake Forest
Winston-Salem, NC  27104                                   University since 1982.

Peter G. Gordon, 54                    Director            Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                   Water Company and President of Crystal Geyser
55 Francisco Street                                        Roxane Water Company since 1977.
San Francisco, CA  94133

Joseph N. Hankin, 57                   Director            President of Westchester Community College
75 Grasslands Road                                         since 1971; Adjunct Professor of Columbia
Valhalla, NY  10595                                        University Teachers College since 1976.

                                                                        Principal Occupations
Name, Age and Address                       Position                     During Past 5 Years
-------------------------------------  ------------------  -----------------------------------------------
*W. Rodney Hughes, 71                  Director            Private Investor.
31 Dellwood Court
San Rafael, CA 94901

*J. Tucker Morse, 53                   Director            Private Investor; Chairman of Home Account
4 Beaufain Street                                          Network, Inc. Real Estate Developer; Chairman
Charleston, SC 29401                                       of Renaissance Properties Ltd.; President of
                                                           Morse Investment Corporation; and Co-Managing
                                                           Partner of Main Street Ventures.

Richard H. Blank, Jr., 41              Chief Operating     Vice President of Stephens Inc.; Director of
                                       Officer,            Stephens Sports Management Inc.; and Director
                                       Secretary and       of Capo Inc.
                                       Treasurer


                              Compensation Table
                           Year Ended March 31, 1998
                           -------------------------

                                                                              Total Compensation
                                   Aggregate Compensation                       from Registrant
   Name and Position                   from Registrant                         and Fund Complex
------------------------  -----------------------------------------  -------------------------------------
Jack S. Euphrat                            $25,750                                   $34,500
   Director

R. Greg Feltus                             $     0                                   $     0
   Director

Thomas S. Goho                             $25,750                                   $34,500
   Director

Peter G. Gordon                            $24,250                                   $30,500
   Director

Joseph N. Hankin                           $25,750                                   $34,500
   Director

W. Rodney Hughes                           $25,250                                   $33,000
   Director

Robert M. Joses                            $ 1,500                                   $ 4,000
   Director

J. Tucker Morse                            $25,250                                   $33,000
   Director


     As of January 1, 1998, Peter G. Gordon replaced Robert M. Joses on the Board of Directors of the Wells Fargo Fund Complex.


     Directors of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Stagecoach Trust and Life & Annuity Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Overland Express Funds, Inc. and Master Investment Trust, two investment companies previously advised by Wells Fargo Bank, were part of the Wells Fargo Fund Complex prior to December 12, 1997. These companies are no longer part of the Wells Fargo Fund Complex. MasterWorks Funds Inc., Master Investment Portfolio and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N. Hankin and Peter G. Gordon, who only serve the aforementioned members of the Wells Fargo Fund Complex. The Directors are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts.
Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

     As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

     INVESTMENT ADVISOR.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Fund. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Fund. Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of the Fund. Wells Fargo Bank provides the Fund with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets.

     For the period indicated below, the Fund paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amount:

                               Six-Month
                              Period Ended
                                3/31/97
                              ------------

                  Fees Paid                 Fees Waived
                  ---------                 -----------
                   $134,529                    $121,235

     For the nine-month period ended September 30, 1996, the Fund paid $213,467 to Wells Fargo Bank for advisory fees. Wells Fargo Bank did not waive any advisory fees.

     For the periods indicated below, the Fund paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                       Year Ended                                         Year Ended
                        12/31/95                                           12/31/94
                       ----------                                         ----------
                Fees                         Fees                  Fees                 Fees
                Paid                        Waived                 Paid                Waived
               -------                      -------               -------              -------
               $56,387                      $60,241                    $0              $58,270

     General.  The Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     PORTFOLIO MANAGERS.  Mr. Jeff Weaver assumed responsibility as a portfolio
     ------------------
co-manager for the day-to-day management of the Fund's portfolio as of July 16, 1996. Mr. Weaver joined Wells Fargo Bank in February of 1994, after three years as a short-term fixed income trader and portfolio manager in the investment management group of Bankers Trust Company in New York. He holds a B.A. in economics from the University of Colorado and is a chartered financial analyst candidate.

     Ms. Madeline Gish assumed responsibility as a portfolio co-manager for the day-to-day management of the portfolio of the Fund as of July 16, 1996. Ms. Gish joined Wells Fargo Bank in 1989 as the portfolio coordinator for the Mutual Funds Division and played an integral part in the rapid growth of the Overland Express Funds. Since joining the fixed-income group in 1992, Ms. Gish has assisted in the research and trading for various portfolios and is currently managing taxable liquidity portfolios. She holds a B.S. in Business Administration from the University of Kansas and is a chartered financial analyst.

     ADMINISTRATOR AND CO-ADMINISTRATOR.  The Company has retained Wells Fargo
     ----------------------------------
Bank as Administrator and Stephens as Co-Administrator on behalf of the Fund. Under the respective Administration and Co-Administration Agreements among Wells Fargo Bank, Stephens Inc. ("Stephens") and the Company, Wells Fargo Bank and Stephens shall provide as administration services, among other things: (i) general supervision of the Fund's operations, including coordination of the services performed by the Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the Fund's business together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens. The Administrator and Co-Administrator are entitled to receive a monthly fee of 0.03% and 0.04%, respectively, of the average daily net assets of the Fund. Prior to February 1, 1998, the Administrator and Co-Administrator received a monthly fee of 0.04% and 0.02%, respectively, of the average daily net assets of the Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.

     Prior to February 1, 1997, Stephens served as the sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank.

     For the period indicated below, the Fund paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees:

                                   Six-Month
                                 Period Ended
                                    3/31/97
                                   --------

             Total                 Wells Fargo           Stephens
            -------                -----------           --------
            $64,992                $ 51,994              $12,929

     For the periods indicated below, the Fund paid to Stephens the following dollar amounts of administration fees. Stephens, as sole Administrator for the years ended December 31, 1994, and 1995, and the nine-month period September 30, 1996, was entitled to receive a fee, payable monthly, at the annual rate of 0.03% of the Fund's average daily net assets.

            Nine-Month
           Period Ended            Year Ended             Year Ended
             9/30/96                12/31/95               12/31/94
           ------------            ----------             ----------
             $12,808                 $ 6,998                $ 3,522

     DISTRIBUTOR.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as the Distributor for the Fund. The Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for the Class B shares. The Plan was adopted by the Company's Board of Directors, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Directors").

     Under the Plan, and pursuant to the related Distribution Agreement, the Fund may pay Stephens up to 0.75% of the average daily net assets attributable to the Class B shares as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor is determined, within such limits, from time to time by mutual agreement between the Company and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to its customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Directors of the Company and the Non-Interested Directors. Any Distribution Agreement related to the Plan also must be approved by such vote of the Directors and the Non-Interested Directors. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Directors on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Plan requires that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested Directors.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Company, acts as a selling agent for the Fund's shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Directors has concluded that the Plan is reasonably likely to benefit the Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Fund are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     SHAREHOLDER SERVICING AGENTS.  The Fund has approved a Servicing Plan for
     ----------------------------
the Class B shares and has entered into related shareholder servicing agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request.

For providing shareholder services, a Servicing Agent is entitled to a fee of up to 0.25% from the Fund, on an annualized basis, of the average daily net assets of the Class B shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related forms of shareholder servicing agreements were approved by the Company's Board of Directors and provide that the Fund shall not be obligated to make any payments under such Plan or related Agreement that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Directors of the Company, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund ("Non-Interested Directors"). Any form of Servicing Agreement related to a Servicing Plan also must be approved by such vote of the Directors and Non-Interested Directors. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors, including a majority of the Non-Interested Directors.
No material amendment to the Servicing Plan or related Servicing Agreement may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     CUSTODIAN.  Wells Fargo Bank acts as Custodian for the Fund. The Custodian,
     ---------
among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and pays all expenses of the Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive fees as follows: a net asset charge at the annual rate of 0.0167%, payable monthly, plus specified transaction charges. Wells Fargo Bank also will provide portfolio accounting services under the Custody Agreement as follows: a monthly base fee of $2,000 plus a net asset fee at the annual rate of 0.070% of the first $50,000,000 of the Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.020% of the average daily net assets in excess of $100,000,000.

     For the six-month period ended March 31, 1997, the Fund did not pay any custody fees. For the period ended September 30, 1996, the Fund did not pay any custody fees.

     TRANSFER AND DIVIDEND DISBURSING AGENT.  Wells Fargo Bank acts as Transfer
     --------------------------------------
and Dividend Disbursing Agent for the Fund. For providing such services, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.14% of the Fund's average daily net assets of the Class B shares.

     For the six-month period ended March 31, 1997, the Fund did not pay any transfer and dividend disbursing agency fees to Wells Fargo Bank.

     Under the prior transfer agency agreement with the Fund for the Class A shares, Wells Fargo Bank was entitled to receive a per account fee plus transaction fees and reimbursement of out-of-pocket expenses, with a minimum of $3,000 per month, unless net assets of the Fund were under $20 million. For as long as a Fund's assets remained under $20 million, the Fund was not charged any transfer agency fees.

     UNDERWRITING COMMISSIONS.  For the six-month period ended March 31, 1997,
     ------------------------
the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $2,296,243 and Stephens retained $241,806 of such commissions. WFSI and its registered representatives received $1,719,000 and $335,437, respectively, of such commissions.

     For the nine-month period ended September 30, 1996, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $2,917,738. Stephens retained $198,664 of such commissions. WFSI and its registered representatives received $2,583,027 and $136,047, respectively, of such commissions.

     For the year ended December 31, 1995, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $1,251,311. Stephens retained $162,660 of such commissions. WFSI and its registered representatives received $399,809 of such commissions.

     For the year ended December 31, 1994, Stephens retained $5,415,227, in underwriting commissions (front-end sales loads and CDSCs, if any) in connection with the purchase or redemption of the Company's shares. For the year ended December 31, 1994, WFSI, an affiliated broker-dealer of the Company, and its registered representatives received $904,274, in underwriting commissions in connection with the purchase or redemption of Company's shares.

                            PERFORMANCE CALCULATIONS

     The Fund may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for the Fund or Class of shares in the Fund may be useful in reviewing the performance of the Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of the Fund and the performance of a Class of shares in the Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Fund.

     Performance shown or advertised for the Class B shares for periods prior to June __, 1998, the commencement of operations for the Class B shares, reflects the performance of the Fund's Class A shares adjusted to reflect the sales charges and expenses of the Class B shares in effect on June __, 1998.

     AVERAGE ANNUAL TOTAL RETURN:  The Fund may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula:
P(1+T)/n/=ERV.

                Average Annual Total Return for the Applicable
                      Period Ended September 30, 1997/1/
------------------------------------------------------------------------------


                 Inception       Inception      Five Year      Five Year     Three Year     Three Year      One Year       One Year
                    With            No            With            No            With            No            With            No
                 Sales/2/         Sales          Sales          Sales          Sales          Sales          Sales          Sales
   Class          Charge          Charge         Charge         Charge         Charge         Charge         Charge         Charge
-------------    ---------       ---------      ---------      ---------     ----------     ----------      --------       --------
 Class A              4.37%           5.19%        N/A            N/A              5.98%          7.08%         4.57%          7.79%

 Class B              ____%           ____%          ____%          ____%          ____%          ____%         ____%          ____%

-------------

1 Return calculations, except as indicted, reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B shares.

2 For purposes of showing performance information, the inception date of the Fund is October 27, 1993. The actual inception date of each class may differ from the inception date of the Fund.

     CUMULATIVE TOTAL RETURN.  In addition to the above performance information,
     -----------------------
the Fund may also advertise the cumulative total return. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

  Cumulative Total Return for the Applicable Period Ended September 30, 1997/1/
  ---------------------------------------------------------------------------

                      Inception       Inception      Five Year      Five Year       Three Year       Three Year
                        With             No            With             No             With              No
      Class         Sales Charge/2/  Sales Charge   Sales Charge    Sales Charge    Sales Charge     Sales Charge
------------------  -------------   ------------   ------------    ------------    ------------     ------------
 Class A                18.25%        21.91%           N/A            N/A            19.03%           22.77%
 Class B                 ____%         ____%          ____%          ____%            ____%            ____%

------------------
1 Return calculations, except as indicted, reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B shares.

2 For purposes of showing performance information, the inception date of the Fund is October 27, 1993. The actual inception date of each class may differ from the inception date of the Fund.

     YIELD CALCULATIONS:  The Fund may, from time to time, include its yields
     ------------------
and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Fund is based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)/6/ - 1]
                                     -----
                                       Cd

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share each class of shares on the last day of the period.

     EFFECTIVE YIELD:  Effective yields for the Fund are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of the Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Fund assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Thirty-Day Yield = [(Base Period Return +1)365/30]-1

          Yield for the Applicable Period Ended September 30, 1997/1/
          -----------------------------------------------------------

                                        Thirty-Day Yield
                                        ----------------
    Class                     After Waiver            Before Waiver
------------------            ------------            -------------
Class A                           5.66%                   5.16%
Class B                           ____%                   ____%

------------------
1 The amounts shown above reflect all front-end sales charges and applicable CDSCs. "After waiver" figures reflect any waived fees or reimbursed expenses throughout the period.


     Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. In connection with communicating its yields or total return to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund or to a particular class of the Fund.

     In addition, investors should recognize that changes in the net asset values of shares of each class of the Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for the Fund or a Class of shares, the Company may quote the performance or price-earning ratio of the Fund or a Class of in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share of each class at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Fund's comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc. of other mutual funds having similar objectives.

     Any such comparisons may be useful to investors who wish to compare the past performance of each class of shares of the Fund with the performance of the Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of each class of shares of the Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of the Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of the Fund with respect to the particular industry or sector.

     The Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Company also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRSRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the performance of each class of shares of the Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, the Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Fund. These services may include access to Stagecoach Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of December 31, 1997, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $62 billion of assets of individuals, trusts, estates and institutions and $23 billion of mutual fund assets.

     The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.


                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Fund is determined as of the close of regular trading (currently 1:00 p.m., Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

     Securities of the Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. The assets of the Fund, other than money market instruments or debt securities maturing in 60 days or less, are valued at latest quoted bid prices. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Company's Board of Directors. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors and in accordance with procedures adopted by the Directors.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares may be purchased on any day the Fund is open for business. The Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

                             PORTFOLIO TRANSACTIONS

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for the Fund's portfolio decisions and the placing of portfolio transactions.
In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Directors.

     Wells Fargo Bank, as the Investment Advisor of the Fund, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for the Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Fund.

     Brokerage Commissions.  For the six-month period ended March 31, 1997, the
     ---------------------
Fund did not pay any brokerage commissions.

     For the years ended December 31, 1994 and 1995, and the period ended September 30, 1996, the Fund did not pay any brokerage commissions.

     Securities of Regular Broker/Dealers.  As of March 31, 1997, the Fund owned
     ------------------------------------
securities (pooled repurchase agreements) of its "regular brokers or dealers" as defined in the 1940 Act or its parents, as follows:

                   Brokers/Dealers                       Amount
                 --------------------                  ----------
                  Goldman Sachs & Co.                  $1,211,000
                  JP Morgan Securities                 $2,600,000

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.


                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance. Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Company are allocated among all of the funds of the Company, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning income taxes.

     General.  The Company intends to qualify the Fund as a regulated investment
     -------
company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. The Fund will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied to the Fund, rather than to the Company as a whole. In addition, net capital gain, net investment income, and operating expenses will be determined separately for the Fund. As a regulated investment company, the Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) the Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Fund must also distribute or be deemed to distribute to its shareholders at least 90% of its net investment income earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. The Fund intends to pay out substantially all of its net investment income and net realized capital gain (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on the Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by the Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term a Fund held the debt obligation.

     If the Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii)a futures or forward contract.

     Foreign Taxes.  Income and dividends received by the Fund from sources
     -------------
within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Although in some circumstances a regulated investment company can elect to "pass through" foreign tax credits to its shareholders, the Fund do not expect to be eligible to make such an election.

     Capital Gain Distributions.  Distributions which are designated by the Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such dividends do exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     The Taxpayer Relief Act of 1997 (the "1997 Act") created several new categories of capital gains applicable to noncorporate taxpayers. Under prior law, noncorporate taxpayers were generally taxed at a maximum rate of 28% on net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss). Noncorporate taxpayers are now generally taxed at a maximum rate of 20% on net capital gain attributable to gains realized on the sale of property held for greater than 18 months, and a maximum rate of 28% on net capital gain attributable to gain realized on the sale of property held for greater than one year and not more than 18 months. The 1997 Act retains the treatment of short term capital gain or loss (generally, gain or loss attributable to capital assets held for 1 year or less) and did not affect the taxation of capital gains in the hands of corporate taxpayers.

     Under the 1997 Act, the Treasury is authorized to issue regulations for application of the reduced capital gains tax rates to pass-through entities, including regulated investment companies, such as the Fund. The Internal Revenue Service has published a notice describing temporary Regulations to be issued pursuant to such authority, permitting the application of the reduced capital gains tax rates to pass-through entities such as the Fund. Under the Regulations to be issued, if a regulated investment company designates a dividend as a capital gain dividend for a taxable year ending on or after May 7, 1997, then such regulated investment company may also designate the dividends as one of two classes: a 20% rate gain distribution, or a 28% rate gain distribution. Thus, noncorporate shareholders of the Fund may qualify for the reduced rate of tax on capital gain dividends paid by the Fund, subject only to the limitation as to the maximum amounts which may be designated in each class. Such maximum amount for each class is determined by performing the computation required by Section 1(h) of the Code as if the Fund is an individual whose ordinary income is subject to a marginal rate of at least 28%.

     Other Distributions.  Although dividends will be declared daily based on
     -------------------
the Fund's daily earnings, for federal income tax purposes, the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year the Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that the Fund's net income, on an annual basis, will equal the dividends declared during the year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to
     --------------------------
redemption (including a redemption in-kind) or exchanges will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. The foregoing loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 28% (however, see "Capital Gain Distributions" above); and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the Taxpayer

Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a credit or refund on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could subject the investor to penalties imposed by the IRS. Foreign shareholders of the Fund (described below) are generally not subject to backup withholding.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Fund to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. income tax withholding (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. residents will apply. Distributions of net capital gain are generally not subject to U.S. income tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1998, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of its distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders which will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plans.  The shares of the Fund are available for a variety of
     ------------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.


                                 CAPITAL STOCK

     The Fund is one of the funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991, and currently offers shares of over thirty funds.

     Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-
1) that are allocated to a particular class. Please contact Stagecoach Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of the Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company. The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act.

     Each share of a class of the Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of the Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

     Set forth below, as of March 1, 1998, is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of a class of the Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                        5% OWNERSHIP AS OF MARCH 1, 1998
                        --------------------------------

                                         TYPE OF            PERCENTAGE        PERCENTAGE
       NAME AND ADDRESS                 OWNERSHIP            OF CLASS        OF PORTFOLIO
------------------------------     ------------------      -----------      -------------

WELLS FARGO BANK                   CLASS A                    28.88%           10.10%
P.O. BOX 63015                     BENEFICIALLY OWNED
SAN FRANCISCO, CA  94163

WELLS FARGO BANK                   CLASS I                    10.22%            6.65%
CHOICEMASTER                       BENEFICIALLY OWNED
ATTN: MUTUAL FUNDS A88-4
P.O. BOX 9800
CALABASAS, CA  91372

DIM & CO.                          CLASS I                    48.47%           31.52%
ATTN: MF DEPT. A88-4               BENEFICIALLY OWNED
P.O. BOX 9800
CALABASAS, CA  91372

VIRG & CO.                         CLASS I                    24.50%           15.94%
ATTN: MF DEPT. A88-4               BENEFICIALLY OWNED
P.O. BOX 9800
CALABASAS, CA  91372

HEP & CO.                          CLASS I                    14.33%            9.32%
ATTN: MF DEPT. A88-4               BENEFICIALLY OWNED
P.O. BOX 9800
CALABASAS, CA  91372


     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Company's Registration Statement, including the Prospectus and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP has been selected as the independent auditors for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolio of investments and unaudited financial statements for the Fund for the six-month period ended September 30, 1997, are hereby incorporated by reference to the Company's Semi-Annual Reports as filed with the SEC on December 5, 1997.

     The portfolio of investments, audited financial statements and independent auditors report for the Fund for the year ended March 31, 1997 are hereby incorporated by reference to the Company's Annual Reports as filed with the SEC on June 4, 1997.

     Annual and Semi-Annual Reports may be obtained by calling 1-800-222-8222.

                                    APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds
     ---------------

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper
     ----------------

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                            STAGECOACH FUNDS, INC.
                    SEC REGISTRATION NOS. 33-42927; 811-6419

                                     PART C

                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          ---------------------------------

     (a)  Financial Statements:
          --------------------

          With respect to the Arizona Tax-Free, Asset Allocation, Balanced, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, Diversified Equity Income, Equity Index, Equity Value, Government Money Market Mutual, Growth, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Oregon Tax-Free, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Strategic Growth, Treasury Money Market Mutual, U.S. Government Allocation and U.S. Government Income Funds, the portfolio of investments, unaudited financial statements and independent auditors' report for the fiscal period ended September 30, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Semi-Annual Reports, as filed with the SEC on December 5, 1997.

          With respect to the Asset Allocation, Capital Appreciation, Corporate Stock, Small Cap, Tax-Free Money Market and U.S. Government Allocation Master Portfolios of Master Investment Trust ("MIT"), the portfolio of investments, unaudited financial statements and independent auditors' report for the fiscal period ended September 30, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Semi-Annual Reports, as filed with the SEC on December 5, 1997.

          With respect to the Arizona Tax-Free, Asset Allocation, Balanced, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, Diversified Equity Income, Equity Index, Equity Value, Government Money Market Mutual, Growth, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Oregon Tax-Free, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Strategic Growth, Treasury Money Market Mutual, U.S. Government Allocation and U.S. Government Income Funds, the portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended March 31, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports, as filed with the SEC on June 4, 1997.

          With respect to the Asset Allocation, Capital Appreciation, Corporate Stock, Small Cap, Tax-Free Money Market and U.S. Government Allocation Master Portfolios of Master Investment Trust ("MIT"), the portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended March 31, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports as filed with the SEC on June 4, 1997.

          With respect to the International Equity Fund and National Tax Free Money Market Trust, the financial statements for such Funds will be incorporated by reference in their respective statements of additional information when available.

          With respect to the predecessor portfolios to the California Tax-Free Bond, Index Allocation, Overland Express Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Strategic Growth, U.S. Government Income and Variable Rate Government Funds, the portfolio of investments and unaudited financial statements for the six month period ended June 30, 1997 are hereby incorporated by reference to the Semi-Annual Reports for Overland Express Funds, Inc. ("Overland") (SEC File Nos. 33-16296; 811-8275) as filed with the SEC on September 3, 1997.

          With respect to the Cash Investment Trust, Short-Term Government-Corporate Income and Short-Term Municipal Income Master Portfolios of MIT, the portfolio of investments and unaudited financial statements for the six month period ended June 30, 1997 are hereby incorporated by reference to the Semi-Annual Reports for Overland as filed with the SEC on September 3, 1997.

          With respect to the predecessor portfolios to the California Tax-Free Bond, Index Allocation, Overland Express Sweep, Short-Term Government-Corporate Income, Short-term Municipal Income, Strategic Growth, U.S. Government Income and Variable Rate Government Funds, the portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1996, are hereby incorporated by reference to the Overland Annual Reports as filed with the SEC on March 11, 1997.

          With respect to the Cash Investment Trust, Short-Term Government-Corporate Income and Short-Term Municipal Income Master Portfolios of MIT, the portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1996, are hereby incorporated by reference to the Overland Annual Reports as filed with the SEC on March 11, 1997.

    (b)  Exhibits:
         --------

   Exhibit
   Number                        Description
   ------                        -----------
    1(a)         - Amended and Restated Articles of Incorporation dated November
                   22, 1995, incorporated by reference to Post-Effective
                   Amendment No. 17 to the Registration Statement, filed
                   November 29, 1995.

    1(b)         - Not Applicable

    2            - By-Laws, incorporated by reference to Post-Effective
                   Amendment No. 31 to the Registration Statement, filed May 15,
                   1997.

    3            - Not Applicable

    4            - Not Applicable

    5(a)(i)      - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-
                   Effective Amendment No. 2 to the Registration Statement,
                   filed April 17, 1992.

    5(a)(ii)     - Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Asset Allocation Fund, incorporated by
                   reference to Post-Effective Amendment No. 21 to the
                   Registration Statement, filed February 29, 1996.

    5(b)(i)      - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the U.S. Government Allocation Fund, incorporated by
                   reference to Post-Effective Amendment No. 2 to the
                   Registration Statement, filed April 17, 1992.

    5(b)(ii)     - Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the
                   Registration Statement, filed February 29, 1996.

    5(c)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Mutual Fund,
                   incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(d)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                   Statement, filed April 17, 1992.

    5(e)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-
                   Effective Amendment No. 2 to the Registration Statement,
                   filed April 17, 1992.

    5(f)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Growth and Income Fund, incorporated by reference to Post-
                   Effective Amendment No. 2 to the Registration Statement,
                   filed April 17, 1992.

    5(g)(i)      - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Corporate Stock Fund, incorporated by reference to Post-
                   Effective Amendment No. 2 to the Registration Statement,
                   filed April 17, 1992.


    5(g)(ii)     - Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration
                   Statement, filed February 29, 1996.

    5(h)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Money Market Mutual Fund, incorporated by reference to
                   Post-Effective Amendment No. 3 to the Registration Statement,
                   filed May 1, 1992.

    5(i)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Income Fund, incorporated by
                   reference to Post-Effective Amendment No. 4 to the
                   Registration Statement, filed September 10, 1992.

    5(j)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Diversified Income Fund, incorporated by reference to
                   Post-Effective Amendment No. 17 to the Registration
                   Statement, filed November 29, 1995.

    5(k)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Arizona Tax-Free Fund, incorporated by reference to Post-
                   Effective Amendment No. 30 to the Registration Statement,
                   filed January 31, 1997.

    5(l)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Balanced Fund, incorporated by reference to Post-
                   Effective Amendment No. 30 to the Registration Statement,
                   filed January 31, 1997.

    5(m)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Equity Value Fund, incorporated by reference to Post-
                   Effective Amendment No. 30 to the Registration Statement,
                   filed January 31, 1997.

    5(n)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Government Money Market Mutual Fund, incorporated by
                   reference to Post-Effective Amendment No. 30 to the
                   Registration Statement, filed January 31, 1997.

    5(o)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Intermediate Bond Fund, incorporated by reference to Post-
                   Effective Amendment No. 30 to the Registration Statement,
                   filed January 31, 1997.

    5(p)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Money Market Trust Fund, incorporated by reference to
                   Post-Effective Amendment No. 30 to the Registration
                   Statement, filed January 31, 1997.

    5(q)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Fund, incorporated by reference to Post-
                   Effective Amendment No. 30 to the Registration Statement,
                   filed January 31, 1997.

    5(r)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Oregon Tax-Free Fund, incorporated by reference to Post-
                   Effective Amendment No. 30 to the Registration Statement,
                   filed January 31, 1997.

    5(s)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Prime Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                   Statement, filed January 31, 1997.

    5(t)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Treasury Money Market Mutual Fund, incorporated by
                   reference to Post-Effective Amendment No. 30 to the
                   Registration Statement, filed January 31, 1997.

    5(u)         - Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Trust,
                   incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed December 3, 1996.

    5(v)         - Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Money Market Trust,
                   incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    5(v)(i)      - Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Index Allocation, Short-Term Government-
                   Corporate Income, Short-Term Municipal Income, Overland
                   Express Sweep and Variable Rate Government Funds, filed
                   September 25, 1997.

    5(v)(ii)     - Form of Sub-Advisory Contract with Barclays Global Fund
                   Advisors on behalf of the Index Allocation Fund, filed
                   September 25, 1997.

    5(w)         - Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the International Equity Fund, incorporated by
                   reference to Post-Effective Amendment No. 32 to the
                   Registration Statement, filed May 30, 1997.

    6(a)         - Amended Distribution Agreement with Stephens Inc.,
                   incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    6(b)         - Selling Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective
                   Amendment No. 2 to the Registration Statement, filed April
                   17, 1992.

    7            - Not Applicable

    8(a)         - Custody Agreement with Wells Fargo Institutional Trust
                   Company, N.A. on behalf of the Asset Allocation Fund,
                   incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(b)         - Custody Agreement with Wells Fargo Institutional Trust
                   Company, N.A. on behalf of the U.S. Government Allocation
                   Fund, incorporated by reference to Post-Effective Amendment
                   No. 2 to the Registration Statement, filed April 17, 1992.

    8(c)         - Custody Agreement with Wells Fargo Institutional Trust
                   Company, N.A. on behalf of the Corporate Stock Fund,
                   incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(d)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Mutual Fund,
                   incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(e)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                   Statement, filed April 17, 1992.

    8(f)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Growth and Income Fund, incorporated by reference to Post-
                   Effective Amendment No. 2 to the Registration Statement,
                   filed April 17, 1992.

    8(g)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-
                   Effective Amendment No. 2 to the Registration Statement,
                   filed April 17, 1992.

    8(h)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Money Market Fund, incorporated by reference to Post-
                   Effective Amendment No. 3 to the Registration Statement,
                   filed May 1, 1992.

    8(i)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Income Fund, incorporated by
                   reference to Post-Effective Amendment No. 17 to the
                   Registration Statement, filed November 29, 1995.

    8(j)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Diversified Income Fund, incorporated by reference to
                   Post-Effective Amendment No. 17 to the Registration
                   Statement, filed November 29, 1995.

    8(k)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Short-Intermediate U.S. Government Income Fund,
                   incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

    8(l)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 24 to the
                   Registration Statement, filed April 29, 1996.

    8(m)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Aggressive Growth Fund, incorporated by reference to Post-
                   Effective Amendment No. 20 to the Registration Statement,
                   filed February 28, 1996.

    8(n)         - Custody Agreement with Wells Fargo Bank on behalf of the
                   Arizona Tax-Free, Balanced, Equity Value, Government Money
                   Market Mutual, Index Allocation, Intermediate Bond, Money
                   Market Trust, National Tax-Free, Oregon Tax-Free, Overland
                   Express Sweep, Prime Money Market Mutual, Short-Term
                   Government-Corporate Income, Short-Term Municipal Income,
                   Treasury Money Market Mutual and Variable Rate Government
                   Funds, filed September 25, 1997.

    9(a)(i)      - Administration Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Funds, incorporated by reference to Post-
                   Effective Amendment No. 33 to the Registration Statement,
                   filed August 5, 1997.

    9(a)(ii)     - Co-Administration Agreement with Wells Fargo Bank, N.A. and
                   Stephens Inc. on behalf of the Funds, incorporated by
                   reference to Post-Effective Amendment No. 33 to the
                   Registration Statement, filed August 5, 1997.

    9(b)         - Agency Agreement with Wells Fargo Bank, N.A. on behalf of the
                   Funds, incorporated by reference to Post-Effective Amendment
                   No. 32 to the Registration Statement, filed May 30, 1997.

    9(c)(i)      - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the California Tax-Free Money Market Mutual
                   Fund, incorporated by reference to Post-Effective Amendment
                   No. 2 to the Registration Statement, filed April 17, 1992.

    9(c)(ii)     - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Corporate Stock Fund, incorporated by
                   reference to Post-Effective Amendment No. 2 to the
                   Registration Statement, filed April 17, 1992.

    9(c)(iii)    - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the
                   Registration Statement, filed May 1, 1992.

    9(c)(iv)     - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the California Tax-Free Income Fund,
                   incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    9(c)(v)      - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Short-Intermediate U.S. Government Income
                   Fund, incorporated by reference to Post-Effective Amendment
                   No. 8 to the Registration Statement, filed February 10, 1994.

    9(c)(vi)     - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, filed April 29, 1996.

    9(c)(vii)    - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(viii)   - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the California Tax-Free
                   Bond Fund, incorporated by reference to Post-Effective
                   Amendment No. 15 to the Registration Statement, filed May 1,
                   1995.

    9(c)(ix)     - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the Diversified Income
                   Fund, incorporated by reference to Post-Effective Amendment
                   No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(x)      - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the Ginnie Mae Fund,
                   incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xi)     - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the Growth and Income
                   Fund, incorporated by reference to Post-Effective Amendment
                   No. 15 to the Registration Statement, filed May 1, 1995.


    9(c)(xii)    - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the U.S. Government
                   Allocation Fund, incorporated by reference to Post-Effective
                   Amendment No. 15 to the Registration Statement, filed May 1,
                   1995.

    9(c)(xiii)   - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the Aggressive Growth
                   Fund, incorporated by reference to Post-Effective Amendment
                   No. 20 to the Registration Statement, filed February 28,
                   1996.

    9(c)(xiv)    - Amended Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class A Shares of the Asset
                   Allocation Fund, incorporated by reference to Post-Effective
                   Amendment No. 15 to the Registration Statement, filed May 1,
                   1995.

    9(c)(xv)     - Amended Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class A Shares of the California
                   Tax-Free Bond Fund, incorporated by reference to Post-
                   Effective Amendment No. 15 to the Registration Statement,
                   filed May 1, 1995.

    9(c)(xvi)    - Amended Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class A Shares of the Diversified
                   Income Fund, incorporated by reference to Post-Effective
                   Amendment No. 15 to the Registration Statement, filed May 1,
                   1995.

    9(c)(xvii)   - Amended Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class A Shares of the Ginnie Mae
                   Fund, incorporated by reference to Post-Effective Amendment
                   No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xviii)  - Amended Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class A Shares of the Growth and Income Fund, incorporated by reference to Post-Effective
                   Amendment No. 15 to the Registration Statement, filed May 1,
                   1995.

    9(c)(xix)    - Amended Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class A Shares of the U.S.
                   Government Allocation Fund, incorporated by reference to Post-
                   Effective Amendment No. 15 to the Registration Statement,
                   filed May 1, 1995.

    9(c)(xx)     - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class A Shares of the Aggressive Growth
                   Fund, incorporated by reference to Post-Effective Amendment
                   No. 20 to the Registration Statement, filed February 28,
                   1996.

    9(d)(i)      - Servicing Plan on behalf of the National Tax-Free Money
                   Market Mutual Fund, incorporated by reference to Post-
                   Effective Amendment No. 17 to the Registration Statement,
                   filed November 29, 1995.

    9(d)(ii)     - Servicing Plan on behalf of the Class B Shares of the Asset
                   Allocation Fund, incorporated by reference to Post-Effective
                   Amendment No. 15 to the Registration Statement, filed May 1,
                   1995.

    9(d)(iii)    - Servicing Plan on behalf of the Class B Shares of the
                   California Tax-Free Bond Fund, incorporated by reference to
                   Post-Effective Amendment No. 15 to the Registration
                   Statement, filed May 1, 1995.

    9(d)(iv)     - Servicing Plan on behalf of the Class B Shares of the
                   Diversified Income Fund, incorporated by reference to Post-
                   Effective Amendment No. 15 to the Registration Statement,
                   filed May 1, 1995.

    9(d)(v)      - Servicing Plan on behalf of the Class B Shares of the Ginnie
                   Mae Fund, incorporated by reference to Post-Effective
                   Amendment No. 15 to the Registration Statement, filed May 1,
                   1995.

    9(d)(vi)     - Servicing Plan on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective
                   Amendment No. 15 to the Registration Statement, filed May 1,
                   1995.

    9(d)(vii)    - Servicing Plan on behalf of the Class B Shares of the U.S.
                   Government Allocation Fund, incorporated by reference to Post-
                   Effective Amendment No. 15 to the Registration Statement,
                   filed May 1, 1995.

    9(d)(viii)   - Servicing Plan on behalf of the Class A Shares of the
                   Aggressive Growth Fund, incorporated by reference to Post-
                   Effective Amendment No. 19 to the Registration Statement,
                   filed December 18, 1995.

    9(d)(ix)     - Servicing Plan on behalf of the Class B Shares of the
                   Aggressive Growth Fund, incorporated by reference to Post-
                   Effective Amendment No. 19 to the Registration Statement,
                   filed December 18, 1995.

    9(d)(x)      - Servicing Plan on behalf of the Class B shares of the Index
                   Allocation Fund, filed September 25, 1997.

    9(e)(i)      - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Class A Shares of the Arizona Tax-Free,
                   Balanced, Equity Value, Government Money Market Mutual,
                   Intermediate Bond, International Equity, National Tax-Free,
                   Oregon Tax-Free, Prime Money Market Mutual, Small Cap and
                   Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration
                   Statement, incorporated by reference to Post-Effective
                   Amendment No. 32 to the Registration Statement, filed May 30,
                   1997.

    9(e)(ii)     - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Class B Shares of the Arizona Tax-Free,
                   Balanced, Equity Value, Intermediate Bond, International
                   Equity, National Tax-Free, Oregon Tax-Free and Small Cap
                   Funds, incorporated by reference to Post-Effective Amendment
                   No. 32 to the Registration Statement, filed May 30, 1997.

    9(e)(iii)    - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Institutional Class Shares of the Aggressive
                   Growth, Arizona Tax-Free, Balanced, California Tax-Free Bond,
                   California Tax-Free Income, Equity Value, Ginnie Mae, Growth
                   and Income, Intermediate Bond, International Equity, Money
                   Market Mutual, National Tax-Free, Oregon Tax-Free, Prime
                   Money Market Mutual, Short-Intermediate Government, Small Cap
                   and Treasury Money Market Mutual Funds, incorporated by
                   reference to Post-Effective Amendment No. 32 to the
                   Registration Statement, filed May 30, 1997.


    9(e)(iv)     - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Service Class Shares of the Prime Money Market
                   Mutual and Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 25 to the
                   Registration Statement, filed June 17, 1996.

    9(e)(v)      - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Money Market Trust and California Tax-Free
                   Money Market Trust, incorporated by reference to Post-
                   Effective Amendment No. 28 to the Registration Statement,
                   filed December 3, 1996.

    9(e)(vi)     - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Class E Shares of the Treasury Money Market
                   Mutual Fund, incorporated by reference to Post-Effective
                   Amendment No. 19 to the Registration Statement, filed January
                   23, 1997.

    9(e)(vii)    - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Administrative Class shares of the Prime Money
                   Market Mutual and Treasury Money Market Mutual Funds,
                   incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(e)(viii)   - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Class C shares of the Aggressive Growth,
                   California Tax-Free Bond, Index Allocation, Ginnie Mae,
                   National Tax-Free Bond, Small Cap and Variable Rate
                   Government Funds, incorporated by reference to Post-Effective
                   Amendment No. 33 to the Registration Statement, filed August
                   5, 1997.

    9(e)(ix)     - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Institutional Class shares of the National Tax-
                   Free Money Market Mutual Fund, incorporated by reference to
                   Post-Effective Amendment No. 33 to the Registration
                   Statement, filed August 5, 1997.

    9(f)         - Shareholder Administrative Servicing Plan and Form of
                   Administrative Servicing Agreement on behalf of Class A
                   shares of Index Allocation and Variable Rate Government Funds
                   and shares of the Short-Term Government-Corporate Income and
                   Short-Term Municipal Income Funds, filed September 25, 1997.

    10           - Opinion and Consent of Counsel, filed herewith.

    11           - Not Applicable

    12           - Not Applicable

    13           - Investment letter, incorporated by reference to Item 24(b) of
                   Pre-Effective Amendment No. 1 to the Registration Statement,
                   filed November 29, 1991.

    14           - Not Applicable

    15(a)(i)     - Distribution Plan on behalf of the California Tax-Free Money
                   Market Mutual Fund, incorporated by reference to Post-
                   Effective Amendment No. 2 to the Registration Statement,
                   filed April 17, 1992.

    15(a)(ii)    - Distribution Plan on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    15(a)(iii)   - Distribution Plan on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    15(a)(iv)    - Distribution Plan on behalf of the California Tax-Free Income
                   Fund, incorporated by reference to Post-Effective Amendment
                   No. 4 to the Registration Statement, filed September 10,
                   1992.

    15(a)(v)     - Distribution Plan on behalf of the Short-Intermediate U.S.
                   Government Income Fund, incorporated by reference to Post-
                   Effective Amendment No. 8 to the Registration Statement,
                   filed February 10, 1994.

    15(a)(vi)    - Amended Distribution Plan on behalf of the Class A Shares of the Asset Allocation Fund, incorporated by reference to Post-
                   Effective Amendment No. 15 to the Registration Statement,
                   filed May 1, 1995.

    15(a)(vii)   - Amended Distribution Plan on behalf of the Class A Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                   Statement, filed May 1, 1995.

    15(a)(viii)  - Amended Distribution Plan on behalf of the Class A Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                   Statement, filed May 1, 1995.

    15(a)(ix)    - Amended Distribution Plan on behalf of the Class A Shares of the Ginnie Mae Fund, incorporated by reference to Post-
                   Effective Amendment No. 15 to the Registration Statement,
                   filed May 1, 1995.

    15(a)(x)     - Amended Distribution Plan on behalf of the Class A Shares of the Growth and Income Fund, incorporated by reference to Post-
                   Effective Amendment No. 15 to the Registration Statement,
                   filed May 1, 1995.

    15(a)(xi)    - Amended Distribution Plan on behalf of the Class A Shares of the U.S. Government Allocation Fund, incorporated by
                   reference to Post-Effective Amendment No. 15 to the
                   Registration Statement, filed May 1, 1995.

    15(a)(xii)   - Distribution Plan on behalf of the National Tax-Free Money
                   Market Mutual Fund, incorporated by reference to Post-
                   Effective Amendment No. 17 to the Registration Statement,
                   filed November 29, 1995.

    15(a)(xiii)  - Distribution Plan on behalf of the Class A Shares of the
                   Aggressive Growth Fund, incorporated by reference to Post-
                   Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

    15(a)(xiv)   - Distribution Plan on behalf of the California Tax-Free Money
                   Market Trust, incorporated by reference to Post-Effective
                   Amendment No. 28 to the Registration Statement, filed
                   December 3, 1996.

    15(a)(xv)    - Distribution Plan on behalf of the Class A Shares of the
                   Arizona Tax-Free, Balanced, Equity Value, Government Money
                   Market Mutual, Intermediate Bond, International Equity,
                   National Tax-Free, Oregon Tax-Free, Prime Money Market
                   Mutual, Small Cap and Treasury Money Market Mutual Funds,
                   incorporated by reference to Post-Effective Amendment No. 32, filed May 30, 1997.

    15(a)(xvi)   - Distribution Plan on behalf of the Class A shares of the
                   Index Allocation and Variable Rate Government Funds and
                   shares of the Short-Term Government-Corporate Income and
                   Short-Term Municipal Income Funds, filed September 25, 1997.

    15(b)(i)     - Distribution Plan on behalf of the Class B Shares of the
                   Asset Allocation Fund, incorporated by reference to Post-
                   Effective Amendment No. 15 to the Registration Statement,
                   filed May 1, 1995.

    15(b)(ii)    - Distribution Plan on behalf of the Class B Shares of the
                   California Tax-Free Bond Fund, incorporated by reference to
                   Post-Effective Amendment No. 15 to the Registration
                   Statement, filed May 1, 1995.

    15(b)(iii)   - Distribution Plan on behalf of the Class B Shares of the
                   Diversified Income Fund, incorporated by reference to Post-
                   Effective Amendment No. 15 to the Registration Statement,
                   filed May 1, 1995.

    15(b)(iv)    - Distribution Plan on behalf of the Class B Shares of the
                   Ginnie Mae Fund, incorporated by reference to Post-Effective
                   Amendment No. 15 to the Registration Statement, filed May 1,
                   1995.

    15(b)(v)     - Distribution Plan on behalf of the Class B Shares of the
                   Growth and Income Fund, incorporated by reference to Post-
                   Effective Amendment No. 15 to the Registration Statement,
                   filed May 1, 1995.

    15(b)(vi)    - Distribution Plan on behalf of the Class B Shares of the U.S.
                   Government Allocation Fund, incorporated by reference to Post-
                   Effective Amendment No. 15 to the Registration Statement,
                   filed May 1, 1995.

    15(b)(vii)   - Distribution Plan on behalf of the Class B Shares of the
                   Aggressive Growth Fund, incorporated by reference to Post-
                   Effective Amendment No. 19 to the Registration Statement,
                   filed December 18, 1995.

    15(b)(viii)  - Distribution Plan on behalf of the Class B Shares of the
                   Arizona Tax-Free, Balanced, Equity Value, Index Allocation,
                   Intermediate Bond, International Equity, National Tax-Free,
                   Oregon Tax-Free and Small Cap Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    15(c)        - Distribution Plan on behalf of the Class C Shares of the
                   Aggressive Growth, California Tax-Free Bond, Index
                   Allocation, Ginnie Mae, National Tax-Free Bond, Small Cap and
                   Variable Rate Government Funds, incorporated by reference to
                   Post-Effective Amendment No. 33 to the Registration
                   Statement, filed August 5, 1997.

    15(d)        - Distribution Plan on behalf of the Overland Sweep Fund, filed
                   September 25, 1997.

    15(e)        - Distribution Plan on behalf of the Class E Shares of the
                   Treasury Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 29, filed January 23, 1997.

    16           - Schedules for Computation of Performance Data, incorporated by reference to Post-Effective Amendment No. 15, filed May 1,
                   1995.

    17           - See Exhibit 27.

    18           - Rule 18f-3 Multi-Class Plan, as amended, incorporated by reference to Post-Effective Amendment No. 33 to the
                   Registration Statement, filed August 5,1997.

    19           - Powers of Attorney for R. Greg Feltus, Jack S. Euphrat,
                   Thomas S. Goho, Joseph N. Hankin, W. Rodney Hughes, Robert M.
                   Joses and J. Tucker Morse, incorporated by reference to Post-
                   Effective Amendment No. 32, filed May 30, 1997; Power of
                   Attorney for Peter G. Gordon, incorporated by reference to
                   Post-Effective Amendment No. 41, filed January 30, 1998.

    27           - Financial Data Schedules for the Overland predecessor
                   portfolios for the period ended December 31, 1996,
                   incorporated by reference to the Form N-SAR filed February 9,
                   1997; Financial Data Schedules for the fiscal period ended
                   March 31, 1997, incorporated by reference to the Form N-SAR, filed May 29, 1997.


Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

        As of March 1, 1998 the Funds did not directly or indirectly control, and were not under common control with, any other person or entity.

Item 26.  Number of Holders of Securities
          -------------------------------

        As of February 28, 1998, the number of record holders of each class of Securities of the Registrant was as follows:

                      Title of Class                                             Number of Record Holders
                      --------------                                             ------------------------
                                                               Class A*          Class B          Class C       Institutional
                                                            ---------------  ---------------  ---------------  ---------------
                                                                                                                    Class
                                                                                                               ---------------
Arizona Tax-Free Fund                                             185               33             N/A                6
Asset Allocation Fund                                          12,266           10,615             N/A              N/A
Balanced Fund                                                   1,657              509             N/A              102
California Tax-Free Bond Fund                                  10,971            1,670              79               51
California Tax-Free Income Fund                                 3,069              N/A             N/A                8
California Tax-Free Money Market Mutual Fund                    8,120              N/A             N/A              N/A
California Tax-Free Money Market Trust                              3              N/A             N/A              N/A
Diversified Equity Income Fund                                 12,587            3,688             N/A              N/A

Equity Index Fund                                               2,078              N/A             N/A              N/A
Equity Value Fund                                               2,254            4,499             N/A              104
Government Money Market Mutual Fund                               133              N/A             N/A              N/A
Growth Fund                                                    13,334            3,653             N/A               30
Index Allocation Fund                                           1,427              111           1,065              N/A
International Equity Fund                                       1,086            2,436             N/A              N/A
Intermediate Bond Fund                                            152              245             N/A               10
Money Market Mutual Fund                                        5,940              2**             N/A              N/A
Money Market Trust                                                  5              N/A             N/A              N/A
National Tax-Free Fund                                            946               28             144                5
National Tax-Free Money Market Mutual Fund                         51              N/A             N/A              N/A
Oregon Tax-Free Fund                                              639               70             N/A                9
Overland Express Sweep Fund                                         4              N/A             N/A              N/A
Prime Money Market Mutual                                         361           347***        696*****               74
Short-Intermediate U.S. Government Income Fund                    729              N/A             N/A               49
Short-Term Government-Corporate Income Fund                        22              N/A             N/A              N/A
Short-Term Municipal Income Fund                                   19              N/A             N/A              N/A
Small Cap Fund                                                    731            1,569             130               13
Strategic Growth Fund                                          14,309            2,849           1,654              N/A
Treasury Money Market Mutual Fund                                 216            99***           2****              187
                                                                                              144*****
U.S. Government Allocation Fund                                 1,312              467             N/A              N/A
U.S. Government Income Fund                                    10,948              823              80               67
Variable Rate Government                                          746              N/A              49              N/A

*        For purposes of this chart, shares of single class Funds are included under the designation "Class A".
**      Designates the number of Class S recordholders.
***    Designates the number of Service Class recordholders.
****  Designates the number of Class E recordholders.
*****Designates the nuber of Administrative Class recordholders.

Item 27.  Indemnification
          ---------------

        The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

        (h) The Corporation shall indemnify (1) its Directors and Officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

            (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.

Item 28.  Business and Other Connections of Investment Advisor.
          ----------------------------------------------------

        Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, currently serves as investment advisor to several of the Registrant's investment portfolios and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

        To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

Name and Position                   Principal Business(es) and Address(es)
at Wells Fargo Bank                 During at Least the Last Two Fiscal Years
---------------------               ------------------------------------------
H. Jesse Arnelle                    Senior Partner of Arnelle, Hastie, McGee, Willis & Greene
Director                            455 Market Street
                                    San Francisco, CA  94105

                                    Director of Armstrong World Industries, Inc.
                                    5037 Patata Street
                                    South Gate, CA  90280

                                    Director of Eastman Chemical Corporation
                                    12805 Busch Place
                                    Santa Fe Springs, CA  90670

                                    Director of FPL Group, Inc.
                                    700 Universe Blvd.
                                    P.O. Box 14000
                                    North Palm Beach, FL  33408

Michael R. Bowlin                   Chairman of the Board of Directors, Chief Executive Officer,
Director                            Chief Operating Officer and President of
                                    Atlantic Richfield Co. (ARCO)
                                    Highway 150
                                    Santa Paula, CA  93060

Edward Carson                       Chairman of the Board and Chief Executive Officer of
Director                            First Interstate Bancorp
                                    633 West Fifth Street
                                    Los Angeles, CA  90071

                                    Director of Aztar Corporation
                                    2390 East Camelback Road  Suite 400
                                    Phoenix, AZ  85016

                                    Director of Castle & Cook, Inc.
                                    10900 Wilshire Blvd.
                                    Los Angeles, CA  90024

                                    Director of Terra Industries, Inc.
                                    1321 Mount Pisgah Road
                                    Walnut Creek, CA  94596

William S. Davilla                  President (Emeritus) and a Director of
Director                            The Vons Companies, Inc.
                                    618 Michillinda Ave.
                                    Arcadia, CA  91007

                                    Director of Pacific Gas & Electric Company
                                    788 Taylorville Road
                                    Grass Valley, CA  95949

Rayburn S. Dezember                 Director of CalMat Co.
Director                            3200 San Fernando Road
                                    Los Angeles, CA  90065

                                    Director of Tejon Ranch Company
                                    P.O. Box 1000
                                    Lebec, CA  93243

                                    Director of The Bakersfield Californian
                                    1707 I Street
                                    P.O. Box 440
                                    Bakersfield, CA  93302

                                    Trustee of Whittier College
                                    13406 East Philadelphia Ave.
                                    P.O. Box 634
                                    Whittier, CA  90608

Paul Hazen                          Chairman of the Board of Directors of
Chairman of the Board of            Wells Fargo & Company
Directors                           420 Montgomery Street
                                    San Francisco, CA  94105

                                    Director of Phelps Dodge Corporation
                                    2600 North Central Ave.
                                    Phoenix, AZ  85004

                                    Director of Safeway, Inc.
                                    4th and Jackson Streets
                                    Oakland, CA  94660

Robert K. Jaedicke                  Professor (Emeritus) of Accounting
Director                            Graduate School of Business at Stanford University
                                    MBA Admissions Office
                                    Stanford, CA  94305


                                    Director of Bailard Biehl & Kaiser
                                    Real Estate Investment Trust, Inc.
                                    2755 Campus Dr.
                                    San Mateo, CA  94403

                                    Director of Boise Cascade Corporation
                                    1111 West Jefferson Street
                                    P.O. Box 50
                                    Boise, ID  83728

                                    Director of California Water Service Company
                                    1720 North First Street
                                    San Jose, CA  95112

                                    Director of Enron Corporation
                                    1400 Smith Street
                                    Houston, TX  77002

                                    Director of GenCorp, Inc.
                                    175 Ghent Road
                                    Fairlawn, OH  44333

                                    Director of Homestake Mining Company
                                    650 California Street
                                    San Francisco, CA  94108

Thomas L. Lee                       Chairman and Chief Executive Officer of
Director                            The Newhall Land and Farming Company
                                    10302 Avenue 7 1-2
                                    Firebaugh, CA  93622

                                    Director of Calmat Co.
                                    501 El Charro Road
                                    Pleasanton, CA  94588

                                    Director of First Interstate Bancorp
                                    633 West Fifth Street
                                    Los Angeles, CA  90071

Ellen Newman                        President of Ellen Newman Associates
Director                            323 Geary Street
                                    Suite 507
                                    San Francisco, CA  94102

                                    Chair (Emeritus) of the Board of Trustees
                                    University of California at San Francisco Foundation
                                    250 Executive Park Blvd.
                                    Suite 2000
                                    San Francisco, CA  94143


                                    Director of the California Chamber of Commerce
                                    1201 K Street
                                    12th Floor
                                    Sacremento, CA  95814

Philip J. Quigley                   Chairman, President and Chief Executive Officer of
Director                            Pacific Telesis Group
                                    130 Kearney Street  Rm.  3700
                                    San Francisco, CA  94108

Carl E. Reichardt                   Director of Columbia/HCA Healthcare Corporation
Director                            One Park Plaza
                                    Nashville, TN  37203

                                    Director of Ford Motor Company
                                    The American Road
                                    Dearborn, MI  48121

                                    Director of Newhall Management Corporation
                                    23823 Valencia Blvd.
                                    Valencia, CA  91355

                                    Director of Pacific Gas and Electric Company
                                    77 Beale Street
                                    San Francisco, CA  94105

                                    Retired Chairman of the Board of Directors
                                    and Chief Executive Officer of Wells Fargo & Company
                                    420 Montgomery Street
                                    San Francisco, CA  94105

Donald B. Rice                      President and Chief Executive Officer of Teledyne, Inc.
Director                            2049 Century Park East
                                    Los Angeles, CA  90067

                                    Retired Secretary of the Air Force

                                    Director of Vulcan Materials Company
                                    One MetroPlex Drive
                                    Birmingham, AL  35209

Richard J. Stegemeier               Chairman (Emeritus) of Unocal Corp
Director                            44141 Yucca Avenue
                                    Lancaster, CA  93534



                                    Director of Foundation Health Corporation
                                    166 4th
                                    Fort Irwin, CA  92310

                                    Director of Halliburton Company
                                    3600 Lincoln Plaza
                                    500 North Alcard Street
                                    Dallas, TX  75201

                                    Director of Northrop Grumman Corp.
                                    1840 Century Park East
                                    Los Angeles, CA  90067

                                    Director of Outboard Marine Corporation
                                    100 SeaHorse Drive
                                    Waukegan, IL  60085

                                    Director of Pacific Enterprises
                                    555 West Fifth Street
                                    Suite 2900
                                    Los Angeles, CA  90031

                                    Director of First Interstate Bancorp
                                    633 West Fifth Street
                                    Los Angeles, CA  90071

Susan G. Swenson                    President and Chief Executive Officer of Cellular One
Director                            651 Gateway Blvd.
                                    San Francisco, CA  94080

David M. Tellep                     Retired Chairman of the Board and Chief Executive Officer of
Director                            Martin Lockheed Corp
                                    6801 Rockledge Drive
                                    Bethesda, MD  20817

                                    Director of Edison International
                                    and Southern California Edison Company
                                    2244 Walnut Grove Ave.
                                    Rosemead, CA  91770

                                    Director of First Interstate
                                    633 West Fifth Street
                                    Los Angeles, CA  90071

Chang-Lin Tien                      Chancellor of the University of California at Berkeley
Director
                                    Director of Raychem Corporation
                                    300 Constitution Drive
                                    Menlo Park, CA  94025


John A. Young                       President, Chief Executive Officer and Director
Director                            of Hewlett-Packard Company
                                    3000 Hanover Street
                                    Palo Alto, CA  9434

                                    Director of Chevron Corporation
                                    225 Bush Street
                                    San Francisco, CA  94104

                                    Director of Lucent Technologies
                                    25 John Glenn Drive
                                    Amherst, NY  14228

                                    Director of Novell, Inc.
                                    11300 West Olympic Blvd.
                                    Los Angeles, CA  90064

                                    Director of Shaman Pharmaceuticals Inc.
                                    213 East Grand Ave. South
                                    San Francisco, CA  94080

William F. Zuendt                   President of Wells Fargo & Company
President                           420 Montgomery Street
                                    San Francisco, CA  94105

                                    Director of 3Com Corporation
                                    5400 Bayfront Plaza, P.O. Box 58145
                                    Santa Clara, CA  95052

                                    Director of the California Chamber of Commerce


       Prior to May 1, 1996, Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and to certain other open-end management investment companies. From May 1, 1996 to December 15, 1997 BGFA BGFA served as sub-advisor to the corresponding Asset Allocation, U.S. Government Allocation and Corporate Stock Master Portfolios of Master Investment Trust, in which such funds invested substantially all of their assets. These Funds currently invest directly in a portfolio of securities and no longer invest in the Master Portfolios. BGFA currently serves as sub-advisor to these Funds.

       The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-advisor to the Registrant, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position             Principal Business(es) During at
at BGFA                       Least the Last Two Fiscal Years
-------                       ---------------------------------
Frederick L.A. Grauer         Director of BGFA and Co-Chairman and Director of BGI
Director                      45 Fremont Street, San Francisco, CA 94105

Patricia Dunn                 Director of BGFA and C-Chairman and Director of BGI
Director                      45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint              Chairman of the Board of Directors of BGFA
Chairman and Director         and Chief Executive Officer of BGI
                              45 Fremont Street, San Francisco, CA  94105

Geoffrey Fletcher             Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer       45 Fremont Street, San Francisco, CA 94105
                              Managing Director and Principal Accounting Officer at
                              Bankers Trust Company from 1988 - 1997
                              505 Market Street, San Francisco, CA  94105

        Prior to January 1, 1996 WFNIA served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and as advisor or sub-advisor to various other open-end management investment companies.

        For additional information, "Organization and Management of the Fund(s)" in the Prospectus for the Fund as well as "Management" in the Statement of Additional Information of such Fund. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisors Act of 1940, File No. 801-36479, incorporated herein by reference.

Item 29.  Principal Underwriters.
          ----------------------

        (a) Stephens Inc., distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Life & Annuity Trust, MasterWorks Funds, Inc. Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and is the exclusive placement agent for Managed Series Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies.

        (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens

Inc. with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

        (c) Not applicable.

Item 30.  Location of Accounts and Records.
          --------------------------------

       (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

       (b) Wells Fargo Bank maintains all Records relating to its services as investment advisor, administrator and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

       (c) WFNIA and Wells Fargo Institutional Trust Company, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period prior to January 1, 1996, at 45 Fremont Street, San Francisco, California 94105.

       (d) BGFA and BGI maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period beginning January 1, 1996 at 45 Fremont Street, San Francisco, California 94105.

       (e) Stephens maintains all Records relating to its services as sponsor, co-administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 31.  Management Services.
          -------------------

        Other than as set forth under the captions "Organization and Management of the Fund(s)" in the Prospectus for the Fund as well as "Management" in the Statement of Additional Information of such Fund, the Registrant is not a party to any management-related service contract.

Item 32.  Undertakings.
          ------------

       (a)  Not applicable.

       (b)  Not applicable.

       (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

       (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES
                                  ----------

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 5th day of March 1998.

                         STAGECOACH FUNDS, INC.

                         By  /s/ Richard H. Blank, Jr.
                             --------------------------------
                             Richard H. Blank, Jr.
                             Secretary and Treasurer
                             (Principal Financial Officer)

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                         Title                               Date
---------                         -----                               ----

              *                   Director, Chairman and President
------------------------------    (Principal Executive Officer)
(R. Greg Feltus)


/s/Richard H. Blank, Jr.          Secretary and Treasurer             3/5/98
------------------------------    (Principal Financial Officer)
(Richard H. Blank, Jr.)


              *                   Director
------------------------------
(Jack S. Euphrat)


              *                   Director
------------------------------
(Thomas S. Goho)


              *                   Director
------------------------------
(Peter G. Gordon)


              *                   Director
------------------------------
(Joseph N. Hankin)


              *                   Director
------------------------------
(W. Rodney Hughes)


              *                   Director
------------------------------
(Tucker Morse)


*By  /s/Richard H. Blank, Jr.
     ------------------------
     Richard H. Blank, Jr.
     As Attorney-in-Fact
     March 5, 1998

                            STAGECOACH FUNDS, INC.
                          FILE NOS. 33-42927; 811-6419
                                 EXHIBIT INDEX



EXHIBIT NUMBER                              DESCRIPTION
--------------                              -----------

EX-99.B10                          Opinion and Consent of Counsel